UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	08/31

Date of reporting period:	2/28/07

ITEM 1.               REPORT TO STOCKHOLDERS

FEBRUARY 28, 2007

Semiannual Report
to Shareholders

DWS Allocation Series

DWS Conservative Allocation Fund

DWS Moderate Allocation Fund

DWS Growth Allocation Fund

DWS Growth Plus Allocation Fund

Contents

click here Performance Summaries

click here Information About Each Fund's Expenses

click here Portfolio Management Review

click here Fund Highlights

click here Portfolio Summaries

click here Investment Portfolios

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Investment Management Agreement Approval

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. The funds are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Asset allocation risk: although asset allocation among different asset classes generally limits risk and exposure to any one class, the risk remains that the investment advisor may favor an asset class that performs poorly relative to the other asset classes. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Derivatives may be more volatile and less liquid than traditional securities, and the funds could suffer losses on an underlying fund's derivative position. An investment in underlying money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read each fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries February 28, 2007

DWS Conservative Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 0.72%, 1.47% and 1.48% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 1.20%, 1.95% and 1.96% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Conservative Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS Conservative Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS Conservative Allocation Fund

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/07
DWS Conservative Allocation Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	5.53%	7.79%	6.34%	5.79%	4.65%
Class B	5.21%	6.97%	5.57%	5.01%	3.89%
Class C	5.22%	6.98%	5.55%	5.00%	3.88%
Russell 1000® Index+	9.68%	12.25%	9.84%	7.57%	8.00%
Russell 2000® Index++	10.76%	9.87%	11.95%	12.44%	9.58%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	3.43%	5.62%	3.35%	4.63%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/07	$ 12.57	$ 12.58	$ 12.57
8/31/06	$ 12.16	$ 12.16	$ 12.16
Distribution Information: Six Months as of 2/28/07: Income Dividends	$ .26	$ .21	$ .21
Class A Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 2/28/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	100	of	362	28
3-Year	34	of	206	17
5-Year	40	of	103	39

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Conservative Allocation Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Conservative Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/07
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,159	$11,333	$12,489	$14,852
	Average annual total return	1.59%	4.26%	4.55%	4.03%
Class B	Growth of $10,000	$10,397	$11,566	$12,670	$14,644
	Average annual total return	3.97%	4.97%	4.85%	3.89%
Class C	Growth of $10,000	$10,698	$11,760	$12,763	$14,636
	Average annual total return	6.98%	5.55%	5.00%	3.88%

The growth of $10,000 is cumulative.

DWS Conservative Allocation Fund

Comparative Results as of 2/28/07
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,225	$13,253	$14,400	$21,585
	Average annual total return	12.25%	9.84%	7.57%	8.00%
Russell 2000 Index++	Growth of $10,000	$10,987	$14,030	$17,970	$24,975
	Average annual total return	9.87%	11.95%	12.44%	9.58%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	Growth of $10,000	$10,562	$11,040	$12,540	$17,972
	Average annual total return	5.62%	3.35%	4.63%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

DWS Conservative Allocation Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 0.41% for Class S shares. The total annual fund direct and estimated indirect underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 0.89% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Conservative Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/28/07
DWS Conservative Allocation Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	5.67%	8.06%	6.61%	6.06%	4.91%
Russell 1000 Index+	9.68%	12.25%	9.84%	7.57%	8.00%
Russell 2000 Index++	10.76%	9.87%	11.95%	12.44%	9.58%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	3.43%	5.62%	3.35%	4.63%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

DWS Conservative Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/07	$ 12.57
8/31/06	$ 12.16
Distribution Information: Six Months as of 2/28/07: Income Dividends	$ .28
Growth of an Assumed $10,000 Investment
[] DWS Conservative Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended February 28
Comparative Results as of 2/28/07
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,806	$12,117	$13,417	$16,150
	Average annual total return	8.06%	6.61%	6.06%	4.91%

The growth of $10,000 is cumulative.

DWS Conservative Allocation Fund

Comparative Results as of 2/28/07
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,225	$13,253	$14,400	$21,585
	Average annual total return	12.25%	9.84%	7.57%	8.00%
Russell 2000 Index++	Growth of $10,000	$10,987	$14,030	$17,970	$24,975
	Average annual total return	9.87%	11.95%	12.44%	9.58%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	Growth of $10,000	$10,562	$11,040	$12,540	$17,972
	Average annual total return	5.62%	3.35%	4.63%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 2/28/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	78	of	362	22
3-Year	26	of	206	13
5-Year	30	of	103	29
10-Year	38	of	42	87

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Moderate Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 0.71%, 1.47% and 1.43% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 1.32%, 2.08% and 2.04% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Moderate Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS Moderate Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS Moderate Allocation Fund

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/07
DWS Moderate Allocation Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	7.04%	9.19%	7.50%	6.37%	4.98%
Class B	6.63%	8.36%	6.70%	5.59%	4.20%
Class C	6.56%	8.31%	6.70%	5.58%	4.20%
Russell 1000® Index+	9.68%	12.25%	9.84%	7.57%	8.00%
Russell 2000® Index++	10.76%	9.87%	11.95%	12.44%	9.58%
Lehman Brothers U.S. Aggregate Bond Index+++	3.43%	5.62%	3.35%	4.63%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/07	$ 12.55	$ 12.55	$ 12.54
8/31/06	$ 11.98	$ 11.98	$ 11.97
Distribution Information: Six Months as of 2/28/07: Income Dividends	$ .26	$ .21	$ .21
Class A Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 2/28/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	179	of	427	42
3-Year	129	of	315	41
5-Year	121	of	220	55

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Moderate Allocation Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Moderate Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/07
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,291	$11,710	$12,835	$15,316
	Average annual total return	2.91%	5.40%	5.12%	4.36%
Class B	Growth of $10,000	$10,536	$11,949	$13,026	$15,091
	Average annual total return	5.36%	6.11%	5.43%	4.20%
Class C	Growth of $10,000	$10,831	$12,146	$13,120	$15,085
	Average annual total return	8.31%	6.70%	5.58%	4.20%

The growth of $10,000 is cumulative.

DWS Moderate Allocation Fund

Comparative Results as of 2/28/07
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,225	$13,253	$14,400	$21,585
	Average annual total return	12.25%	9.84%	7.57%	8.00%
Russell 2000 Index++	Growth of $10,000	$10,987	$14,030	$17,970	$24,975
	Average annual total return	9.87%	11.95%	12.44%	9.58%
Lehman Brothers U.S. Aggregate Bond Index+++	Growth of $10,000	$10,562	$11,040	$12,540	$17,972
	Average annual total return	5.62%	3.35%	4.63%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers U.S. Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

DWS Moderate Allocation Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 0.43% for Class S shares. The total annual fund direct and estimated indirect underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 1.04% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Moderate Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/28/07
DWS Moderate Allocation Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	7.10%	9.38%	7.75%	6.62%	5.21%
Russell 1000 Index+	9.68%	12.25%	9.84%	7.57%	8.00%
Russell 2000 Index++	10.76%	9.87%	11.95%	12.44%	9.58%
Lehman Brothers U.S. Aggregate Bond Index+++	3.43%	5.62%	3.35%	4.63%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

DWS Moderate Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/07	$ 12.53
8/31/06	$ 11.96
Distribution Information: Six Months as of 2/28/07: Income Dividends	$ .28
Growth of an Assumed $10,000 Investment
[] DWS Moderate Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Bond Index+++

Yearly periods ended February 28
Comparative Results as of 2/28/07
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,938	$12,509	$13,777	$16,624
	Average annual total return	9.38%	7.75%	6.62%	5.21%

The growth of $10,000 is cumulative.

DWS Moderate Allocation Fund

Comparative Results as of 2/28/07
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,225	$13,253	$14,400	$21,585
	Average annual total return	12,25%	9.84%	7.57%	8.00%
Russell 2000 Index++	Growth of $10,000	$10,987	$14,030	$17,970	$24,975
	Average annual total return	9.87%	11.95%	12.44%	9.58%
Lehman Brothers U.S. Aggregate Bond Index+++	Growth of $10,000	$10,562	$11,040	$12,540	$17,972
	Average annual total return	5.62%	3.35%	4.63%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers U.S. Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 2/28/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	160	of	427	38
3-Year	108	of	315	35
5-Year	112	of	220	51
10-Year	83	of	117	71

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Growth Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 0.73%, 1.52% and 1.52% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 1.35%, 2.14% and 2.14% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS Growth Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS Growth Allocation Fund

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/07
DWS Growth Allocation Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	7.80%	10.19%	8.54%	6.76%	5.97%
Class B	7.39%	9.32%	7.74%	5.95%	5.19%
Class C	7.46%	9.40%	7.76%	5.96%	5.19%
Russell 1000® Index+	9.68%	12.25%	9.84%	7.57%	8.00%
Russell 2000® Index++	10.76%	9.87%	11.95%	12.44%	9.58%
Lehman Brothers U.S. Aggregate Bond Index+++	3.43%	5.62%	3.35%	4.63%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/07	$ 14.98	$ 14.89	$ 14.90
8/31/06	$ 14.29	$ 14.15	$ 14.15
Distribution Information: Six Months as of 2/28/07: Income Dividends	$ .43	$ .31	$ .31
Class A Lipper Rankings — Mixed-Asset Target Allocation Growth Funds Category as of 2/28/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	196	of	601	33
3-Year	158	of	494	32
5-Year	162	of	368	44

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Growth Allocation Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Growth Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Bond Index+++

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/07
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,386	$12,053	$13,069	$16,838
	Average annual total return	3.86%	6.42%	5.50%	5.35%
Class B	Growth of $10,000	$10,632	$12,305	$13,250	$16,583
	Average annual total return	6.32%	7.16%	5.79%	5.19%
Class C	Growth of $10,000	$10,940	$12,513	$13,357	$16,591
	Average annual total return	9.40%	7.76%	5.96%	5.19%

The growth of $10,000 is cumulative.

DWS Growth Allocation Fund

Comparative Results as of 2/28/07
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,225	$13,253	$14,400	$21,585
	Average annual total return	12.25%	9.84%	7.57%	8.00%
Russell 2000 Index++	Growth of $10,000	$10,987	$14,030	$17,970	$24,975
	Average annual total return	9.87%	11.95%	12.44%	9.58%
Lehman Brothers U.S. Aggregate Bond Index+++	Growth of $10,000	$10,562	$11,040	$12,540	$17,972
	Average annual total return	5.62%	3.35%	4.63%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers U.S. Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

DWS Growth Allocation Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 0.45% for Class S shares. The total annual fund direct and estimated indirect underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 1.07% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/28/07
DWS Growth Allocation Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	7.93%	10.39%	8.82%	7.00%	6.22%
Russell 1000 Index+	9.68%	12.25%	9.84%	7.57%	8.00%
Russell 2000 Index++	10.76%	9.87%	11.95%	12.44%	9.58%
Lehman Brothers U.S. Aggregate Bond Index+++	3.43%	5.62%	3.35%	4.63%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

DWS Growth Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/07	$ 14.99
8/31/06	$ 14.32
Distribution Information: Six Months as of 2/28/07: Income Dividends	$ .47
Growth of an Assumed $10,000 Investment
[] DWS Growth Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Bond Index+++

Yearly periods ended February 28
Comparative Results as of 2/28/07
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$11,039	$12,885	$14,028	$18,287
	Average annual total return	10.39%	8.82%	7.00%	6.22%

The growth of $10,000 is cumulative.

DWS Growth Allocation Fund

Comparative Results as of 2/28/07
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,225	$13,253	$14,400	$21,585
	Average annual total return	12,25%	9.84%	7.57%	8.00%
Russell 2000 Index++	Growth of $10,000	$10,987	$14,030	$17,970	$24,975
	Average annual total return	9.87%	11.95%	12.44%	9.58%
Lehman Brothers U.S. Aggregate Bond Index+++	Growth of $10,000	$10,562	$11,040	$12,540	$17,972
	Average annual total return	5.62%	3.35%	4.63%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers U.S. Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Mixed-Asset Target Allocation Growth Funds Category as of 2/28/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	181	of	601	31
3-Year	145	of	494	29
5-Year	145	of	368	40
10-Year	125	of	200	62

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Growth Plus Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 1.20%, 2.04% and 1.99% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 1.85%, 2.69% and 2.64% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Plus Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/28/07
DWS Growth Plus Allocation Fund	6-Month‡	1-Year	Life of Class*
Class A	9.21%	11.34%	12.19%
Class B	8.76%	10.40%	11.36%
Class C	8.86%	10.50%	11.36%
Russell 1000® Index+	9.68%	12.25%	12.93%
Russell 2000® Index++	10.76%	9.87%	15.40%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS Growth Plus Allocation Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/07	$ 11.84	$ 11.83	$ 11.83
8/31/06	$ 11.50	$ 11.45	$ 11.44
Distribution Information: Six Months as of 2/28/07: Income Dividends	$ .29	$ .19	$ .19
Capital Gain Distributions	$ .43	$ .43	$ .43
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Growth Plus Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/28/07
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Class A	Growth of $10,000	$10,493	$12,313
	Average annual total return	4.93%	9.37%
Class B	Growth of $10,000	$10,740	$12,540
	Average annual total return	7.40%	10.23%
Class C	Growth of $10,000	$11,050	$12,840
	Average annual total return	10.50%	11.36%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS Growth Plus Allocation Fund

Comparative Results as of 2/28/07
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$11,225	$13,281
	Average annual total return	12.25%	12.93%
Russell 2000 Index++	Growth of $10,000	$10,987	$13,967
	Average annual total return	9.87%	15.40%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Multi-Cap Core Funds Category as of 2/28/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	292	of	890	33

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Growth Plus Allocation Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 1.03% for Class S shares. The total annual fund direct and estimated indirect underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 1.68% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended February 28, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Plus Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 2/28/07
DWS Growth Plus Allocation Fund	6-Month‡	1-Year	Life of Fund*
Class S	9.39%	11.62%	12.45%
Russell 1000 Index+	9.68%	12.25%	12.93%
Russell 2000 Index++	10.76%	9.87%	15.40%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/28/07	$ 11.84
8/31/06	$ 11.51
Distribution Information: Six Months as of 2/28/07: Income Dividends	$ .32
Capital Gain Distributions	$ .43

DWS Growth Plus Allocation Fund

Class S Lipper Rankings — Multi-Cap Core Funds Category as of 2/28/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	262	of	890	30

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS Growth Plus Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++

Comparative Results as of 2/28/07
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Class S	Growth of $10,000	$11,162	$13,137
	Average annual total return	11.62%	12.45%
Russell 1000 Index+	Growth of $10,000	$11,225	$13,281
	Average annual total return	12.25%	12.93%
Russell 2000 Index++	Growth of $10,000	$10,987	$13,967
	Average annual total return	9.87%	15.40%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the Underlying DWS Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying DWS Funds is based on the expense ratios from the Underlying DWS Fund's most recent prospectus. In the most recent six-month period, Class A, B, C and S shares of each Fund limited these expenses; had they not done so, expenses would have been higher. In addition, certain of the Underlying DWS Funds limited expenses; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2006 to February 28, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Conservative Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,055.30	$ 1,052.10	$ 1,052.20	$ 1,056.70
Expenses Paid per $1,000*	$ 3.01	$ 6.82	$ 6.67	$ 1.68
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,021.87	$ 1,018.15	$ 1,018.30	$ 1,023.16
Expenses Paid per $1,000*	$ 2.96	$ 6.71	$ 6.56	$ 1.66
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,055.30	$ 1,052.10	$1,052.20	$ 1,056.70
Expenses Paid per $1,000**	$ 5.35	$ 9.16	$ 9.01	$ 4.03
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,019.59	$ 1,015.87	$ 1,016.02	$ 1,020.88
Expenses Paid per $1,000**	$ 5.26	$ 9.00	$ 8.85	$ 3.96
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratio	.59%	1.34%	1.31%	.33%
Estimated Indirect Expenses of Underlying DWS Funds	.46%	.46%	.46%	.46%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.05%	1.80%	1.77%	.79%

For more information, please refer to the Fund's prospectus.

DWS Moderate Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,070.40	$ 1,066.30	$ 1,065.60	$ 1,071.00
Expenses Paid per $1,000*	$ 2.87	$ 6.71	$ 6.61	$ 1.64
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,022.02	$ 1,018.30	$ 1,018.40	$ 1,023.21
Expenses Paid per $1,000*	$ 2.81	$ 6.56	$ 6.46	$ 1.61
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,070.40	$ 1,066.30	$ 1,065.60	$ 1,071.00
Expenses Paid per $1,000**	$ 5.75	$ 9.58	$ 9.47	$ 4.52
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,019.24	$ 1,015.52	$ 1,015.62	$ 1,020.43
Expenses Paid per $1,000**	$ 5.61	$ 9.35	$ 9.25	$ 4.41
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratio	.56%	1.31%	1.29%	.32%
Estimated Indirect Expenses of Underlying DWS Funds	.56%	.56%	.56%	.56%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.12%	1.87%	1.85%	.88%

For more information, please refer to the Fund's prospectus.

DWS Growth Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,078.00	$ 1,073.90	$ 1,074.60	$ 1,079.30
Expenses Paid per $1,000*	$ 2.99	$ 6.74	$ 6.64	$ 1.70
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,021.92	$ 1,018.30	$ 1,018.40	$ 1,023.16
Expenses Paid per $1,000*	$ 2.91	$ 6.56	$ 6.46	$ 1.66
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,078.00	$1,073.90	$ 1,074.60	$ 1,079.30
Expenses Paid per $1,000**	$ 5.82	$ 9.56	$ 9.46	$ 4.54
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,019.19	$ 1,015.57	$ 1,015.67	$ 1,020.43
Expenses Paid per $1,000**	$ 5.66	$ 9.30	$ 9.20	$ 4.41
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratio	.58%	1.31%	1.29%	.33%
Estimated Indirect Expenses of Underlying DWS Funds	.55%	.55%	.55%	.55%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.13%	1.86%	1.84%	.88%

For more information, please refer to the Fund's prospectus.

DWS Growth Plus Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,092.10	$ 1,087.60	$ 1,088.60	$ 1,093.90
Expenses Paid per $1,000*	$ 2.85	$ 6.73	$ 6.73	$ 1.56
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,022.07	$ 1,018.35	$ 1,018.35	$ 1,023.31
Expenses Paid per $1,000*	$ 2.76	$ 6.51	$ 6.51	$ 1.51
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,092.10	$ 1,087.60	$ 1,088.60	$ 1,093.90
Expenses Paid per $1,000**	$ 5.91	$ 9.78	$ 9.79	$ 4.62
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 2/28/07	$ 1,019.14	$ 1,015.42	$ 1,015.42	$ 1,020.38
Expenses Paid per $1,000**	$ 5.71	$ 9.44	$ 9.44	$ 4.46
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratio	.55%	1.30%	1.30%	.30%
Estimated Indirect Expenses of Underlying DWS Funds	.59%	.59%	.59%	.59%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.14%	1.89%	1.89%	.89%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Portfolio Managers Inna Okounkova and Robert Wang discuss the economy, markets, portfolio management strategy and resulting performance of DWS Allocation Funds during the six months ended February 28, 2007.

Q: How would you characterize the economic and market environment over the last six months?

A: After three years of above-trend growth, the US economy seems to have shifted to a pace near or slightly below most estimates of its long-term potential. The economy has been growing at a rate of 2% to 2.5% since the spring of 2006, well below the 3.5% to 4% rate of the prior three years. After raising interest rates fairly steadily for two years, the US Federal Reserve Board (the Fed) stopped tightening in the last half of 2006 because they believed the moderation in economic growth, together with fairly tame inflation expectations and receding energy prices, would help bring core inflation down.

The slowdown has been concentrated mainly in housing, though there have been pockets of weakness in manufacturing, especially autos, and, in the last few months, in business investment. Balancing this weakness, consumer spending remains strong, net exports are improving and the labor market remains solid. A slowdown in productivity growth has been the source of much of the deceleration in output. It is not unusual for growth to slow and inflation to rise at this stage of the business cycle. The economy has used up much of the slack in labor and product markets that made above-trend growth possible without straining resources or stoking inflation.

The main question now is whether the moderation in economic activity will be sufficient to reduce pressures on resources and help contain core inflation without becoming so severe that it develops into a prolonged period of growth well below trend.

After rallying impressively since mid-year 2006, equity markets weakened in February 2007, responding in part to a broad global increase in volatility of financial markets and investors' reduced tolerance for risk. Despite the weakness in early 2007, most major equity indices had positive returns for the six-month period ended February 28, 2007. The Standard & Poor's 500® (S&P 500®) Index, which is generally regarded as a good indicator of the broad stock market, returned of 8.93% for the period.1 Within the equity market, small-cap stocks performed better than large-cap. Value stocks performed somewhat better than growth stocks, especially near the end of the period.2 International equities were stronger than the US market, particularly in emerging markets. In the fixed-income market, high-yield bonds outperformed investment-grade bonds and cash equivalents.

1 The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
2 Performance of large-cap stocks is measured using the Russell 1000® Index, which measures the performance of the 1,000 largest companies in the Russell 3000® Index. Performance of small-cap stocks is measured using the Russell 2000® Index, which measures the performance of the 2,000 smallest companies in the Russell 3000® Index. For comparing value and growth stocks in both size categories, we use the appropriate Russell Value and Growth indices. The value indices include those companies in the Russell 1000 and Russell 2000 indices with lower price-to-book ratios and lower forecasted growth values, while the growth indices include those companies in the Russell 1000 and Russell 2000 indices with higher price-to-book ratios and higher forecasted growth values.

Q: Will you describe the investment process for the DWS Allocation Funds?

A: Our strategy for managing the fund-of-funds portfolios and evaluating how they perform consists of three components: strategic asset allocation, tactical asset allocation and allocation to the underlying funds.

The first component, strategic asset allocation (SAA), has the largest influence on performance. We review strategic asset allocation once a year, usually in July, using a proprietary methodology to find optimal portfolios with the appropriate risk level for each of the four strategies — Conservative, Moderate, Growth and Growth Plus.

The second step of our investment process is tactical asset allocation (TAA), which is implemented as underweight or overweight of a particular asset class relative to its longer-term SAA target.3 TAAs are updated every month, guided by our proprietary global investment analysis platform, using both fundamental analysis and quantitative models.4 The team views are combined and adjusted for appropriate risk levels to specify a tactical asset allocation for each of the four portfolios.

3 "Overweight" means the fund holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the fund holds a lower weighting.
4 Fundamental analysis is the use of all available information about a possible investment, such as earnings growth, management capability, industry trends, a company's financial strength and quantitative measures, to determine value. Quantitative models use mathematical and statistical analysis to evaluate investments in a rigorous risk-controlled fashion.

The final element of the process is fund allocation, which involves much more than simply selecting funds by style based on strategic and tactical asset allocation. Each month we analyze the holdings in each fund, measuring exposure to factors such as specific industries, beta, size and style.5 Our goal is to identify combinations of funds that help implement our targeted asset allocations, capturing the ability of the fund managers to select the best stocks, while neutralizing unintended factor bets.

5 "Beta" is a measurement of risk relative to the market as a whole.

Q: How do you evaluate performance of the funds, and how did they perform over the last six months?

A: Since there are no published indices that accurately reflect the asset mixes of these funds, we evaluate performance mainly by comparing our fund's performance with that of similar funds, using categories defined and published by Lipper. These peer groups are: Mixed Asset Target Allocation Conservative Funds for DWS Conservative; Mixed Asset Target Allocation Moderate Funds for DWS Moderate; Mixed Asset Target Allocation Growth Funds for DWS Growth; and Multi-Cap Core Funds for DWS Growth Plus.6

6 Source: Lipper Inc. The Lipper Mixed Asset Target Allocation Conservative Funds category consists of funds that, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Lipper Mixed Asset Target Allocation Moderate Funds category consists of funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Lipper Mixed Asset Target Allocation Growth Funds category consists of funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Lipper Multi-Cap Core Funds category consists of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Lipper category.

Performance of the funds relative to their Lipper peer groups for the six-month period ended February 28, 2007 is discussed in the sections specific to each of the funds. For all four funds, both strategic and tactical allocation added significant value, while performance of the underlying funds detracted from performance relative to the peer groups.

Q: What were the major strategic and tactical decisions that drove fund performance?

A: Consistent with our policy of an annual review of strategic allocations, we implemented several strategic changes as of July 1, 2006. Changes made at that time included the separation of international equities into three regions, so that we can allocate assets to the regions considered most promising, the addition of emerging markets in DWS Moderate Allocation Fund, and an increase in the value bias within large- and small-cap equities.

The table below summarizes the current strategic allocations.

Category	Benchmark	Conservative	Moderate	Growth	Growth Plus
Large-Cap Equities	Russell 1000 Growth	14%	20%	25%	33%
	Russell 1000 Value	16%	24%	29%	40%
Small-Cap Equities	Russell 2000 Growth	1%	2%	2%	3%
	Russell 2000 Value	3%	5%	6%	9%
International Equities	MSCI Europe	4%	5%	8%	9%
	MSCI Japan	1%	2%	3%	3%
	MSCI Pacific ex Japan	1%	1%	1%	1%
	MSCI EMF	0%	1%	1%	2%
Commodities	Goldman Sachs Commodity	1%	1%	1%	0%
Bonds	Lehman Brothers Intermediate US Aggregate Bond	35%	0%	0%	0%
	Lehman Brothers Aggregate Bond	0%	27%	18%	0%
	Lehman US TIPS	5%	4%	0%	0%
	CSFB High Yield	4%	3%	1%	0%
Cash Equivalents	3 month T Bill	15%	5%	5%	0%
	Total	100%	100%	100%	100%

For all four funds, our major tactical decision was to overweight equities relative to the strategic allocation. This decision was positive for performance, as equity returns were above bond returns.

Within the equity portion of the funds' portfolios, we overweighted US equities and underweighted international equities throughout the six-month period. This decision detracted from performance, since international equities provided higher returns than domestic equities. Within international equities, performance benefited from the decision to underweight Japan, with a corresponding overweight in Europe and other markets, since Japan was the weakest of the major international markets.

Our underweight in fixed income was a positive decision for all of the funds.

Q: How did the underlying funds perform over the last six months?

A: The funds have the potential to invest in approximately 50 different funds, providing exposure to all categories of US equities, international equities, commodities and a variety of fixed-income securities. Performance of each fund is compared with returns of indices of securities in the appropriate asset classes. Since these indices represent broad asset classes in which the managers of the DWS Allocation Funds invest, they serve mainly as points of comparison for returns of asset classes within the portfolios (such as US equities or intermediate-term bonds), but they are not necessarily benchmarks against which the underlying funds are managed.

During the last six months, some of the funds we added to the universe in which we can invest were: DWS International Value Opportunities Fund, DWS RREEF Global Real Estate Securities Fund and DWS Disciplined Long/Short Value Fund, a large-cap equity fund that has the ability to take short positions.

For the six months ending February 28, 2007, all equity funds held by the funds had positive returns, and the equity funds as a whole had significantly higher returns than the bond funds. Of the 16 large-cap equity funds included in the funds, only five outperformed the Russell 1000 Index. The best-performing of the equity funds was DWS RREEF Real Estate Securities Fund, which had a return above 20%. Other funds with returns above the index were DWS Mid Cap Growth Fund, DWS Communications Fund, DWS Dreman Mid Cap Value Fund and DWS Equity Partners Fund. Among small-cap equity funds, DWS Micro Cap Fund, DWS Small Cap Core Fund and DWS Small Cap Growth Fund posted returns above that of the Russell 2000 Index; the strongest of these was DWS Micro Cap Fund, which returned more than 18%, almost eight percentage points above the benchmark.7

7 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $762.8 million; the median market capitalization was approximately $613.5 million. The largest company in the index had an approximate market capitalization of $2.0 billion and the smallest company had $218.4 million.

Most of the fixed-income funds outperformed their respective indices. The best-performing of the bond funds relative to its benchmark was DWS Inflation Protected Plus Fund. Consistent with market trends, the two high-yield funds had the highest absolute returns, although both of these funds underperformed the high-yield benchmark, the CSFB High Yield Index.8

8 Credit Suisse (CS) First Boston High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns assume reinvestment of all distributions and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index

Q: Do you have other comments for shareholders?

A: We are pleased to report the positive results of our strategic and tactical asset allocation system over the last six months, as this provides strong evidence of the value of the proprietary process we use for asset allocation. We continue to believe that a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management, offers investors the potential for superior risk-adjusted returns. We take a disciplined approach to adjusting allocations on a regular basis. We believe that the investment processes we use, combining in-depth research with long-term forecasting, have the potential to add significant value.

The DWS Allocation Funds are structured to meet the needs of investors with time horizons ranging from three to 15 years or longer. With four funds in the series, this group of funds may be appropriate for a wide variety of investors. As time passes and investors' time horizons and objectives change, they can easily move among the funds. For many investors, disciplined asset allocation funds such as these offer the potential to take advantage of a wide range of investment opportunities with a moderate degree of risk.

We believe that ours is a much more forward-looking approach to asset allocation than the methods used by competing funds. As markets continue to evolve, we will review these strategic allocations annually and alter the asset mix as we deem appropriate and in the best interest of investors in DWS Allocation Funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund Highlights

DWS Conservative Allocation Fund

DWS Conservative Allocation Fund seeks current income and, as a secondary objective, long-term growth of capital. The portfolio's target allocation is 40% equity funds and 60% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 25%-55%, fixed-income funds 45%-75%.

Performance

DWS Conservative Allocation Fund provided a total return of 5.53% (Class A shares) for the six-month period ended February 28, 2007. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 10 for the performance of other share classes and for more complete performance information.) The portfolio outperformed the 5.02% average total return of its peers in the Lipper Mixed Asset Target Allocation Conservative Funds category.

Fund Strategy

The portfolio's equity position was above the midpoint of its normal range of 25% to 55% throughout the six-month period. This tactical decision to overweight equities, with a corresponding underweight in bonds, contributed to performance, since equities significantly outperformed bonds.

While both US and international equities had positive returns, the decision to underweight international equities detracted from performance, since international equities (as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index outperformed US stocks.9 Within international equities, performance benefited from the decision to underweight Japan, with a corresponding overweight in Europe and other markets, since Japan was the weakest of the international markets.

9 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

In the fixed-income portion of the portfolio, an overweight in cash equivalents, with corresponding underweights in bonds throughout the period, detracted from performance, as bonds provided higher returns than cash equivalents.

DWS Moderate Allocation Fund

DWS Moderate Allocation Fund seeks a balance of current income and growth of capital. The portfolio's target allocation is 60% equity funds and 40% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 45%-75%, fixed-income funds 25%-55%.

Performance

DWS Moderate Allocation Fund provided a total return of 7.04% (Class A shares) for the six-month period ended February 28, 2007. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 11 through 17 for the performance of other share classes and for more complete performance information.) The portfolio outperformed the 6.95% average total return of its peers in the Lipper Mixed Asset Target Allocation Moderate Funds category.

Fund Strategy

The portfolio's equity position was above the midpoint of its normal range of 45% to 75% throughout the six-month period. This tactical overweight of equities was positive for performance, since equities significantly outperformed bonds. However, performance relative to the peer group was hurt by underperformance of the underlying equity funds. While both US and international equities had positive returns, the decision to underweight international equities detracted from performance, since international equities (as measured by the MSCI EAFE Index) outperformed US stocks. Within international equities, performance benefited from the decision to underweight Japan, with a corresponding overweight in Europe and other markets, since Japan was the weakest of the international markets.

In the fixed-income portion of the portfolio, our change to an overweight position in investment-grade, high yield and inflation-protected bonds in February added value since bonds outperformed equities.

DWS Growth Allocation Fund

DWS Growth Allocation Fund seeks long-term growth of capital and, as a secondary objective, current income. The portfolio's target allocation is 75% equity funds and 25% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 60%-90%, fixed-income funds 10%-40%.

Performance

DWS Growth Allocation Fund provided a total return of 7.80% (Class A shares) for the six-month period ended February 28, 2007. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 18 through 24 for the performance of other share classes and for more complete performance information.) The portfolio outperformed the 7.56% average total return of its peers in the Lipper Mixed Asset Target Allocation Growth Funds category.

Fund Strategy

The portfolio's equity position was above the midpoint of its normal range of 60% to 90% throughout the six-month period. This tactical overweight of equities was positive for performance, since equities significantly outperformed bonds. However, performance relative to the peer group was hurt by underperformance of the underlying equity funds.

While both US and international equities had positive returns, the decision to underweight international equities detracted from performance, since international equities (as measured by the MSCI EAFE Index) outperformed US stocks. Within international equities, performance benefited from the decision to underweight Japan, with a corresponding overweight in Europe and other markets, since Japan was the weakest of the international markets.

Performance relative to the peer group was negatively affected by the fund's strategy of allocating assets to a combination of equities and fixed-income securities at a time when stocks significantly outperformed bonds. Many of the funds in the Lipper peer group are invested 100% in equities, while the portfolio's target allocation calls for investing up to 25% in bonds.

DWS Growth Plus Allocation Fund

DWS Growth Plus Allocation Fund seeks long-term growth of capital by investing primarily in equity mutual funds. While the target allocation is 100% equity funds, the managers may invest up to 30% of the portfolio in bond funds when bond market conditions suggest the potential for capital appreciation.

Performance

DWS Growth Plus Allocation Fund provided a total return of 9.21% (Class A shares) for the six-month period ended February 28, 2007. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 25 through 29 for the performance of other share classes and for more complete performance information.) The portfolio underperformed the 9.63% average total return of its peers in the Lipper Multi-Cap Core Funds category.

Fund Strategy

The target allocation for this portfolio is 100% equity funds, though fixed-income funds may represent up to 30% of the total. Equity exposure was at 98% throughout the period. This equity position was positive for performance, since equities significantly outperformed bonds. However, performance relative to the peer group was hurt by underperformance of the underlying equity funds.

While both US and international equities had positive returns, the decision to underweight international equities detracted from performance, since international equities (as measured by the MSCI EAFE Index) outperformed US stocks. Within international equities, performance benefited from the decision to underweight Japan, with a corresponding overweight in Europe and other markets, since Japan was the weakest of the international markets.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Portfolio Summaries

DWS Conservative Allocation Fund

Asset Allocation	2/28/07	8/31/06

Fixed Income — Money Market	19%	21%
Fixed Income — Bonds	40%	37%
Equity	41%	42%
	100%	100%
Asset Class Ranges	2/28/07	8/31/06

Fixed Income Funds	45-75%	45-75%
Equity Funds	25-55%	25-55%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 50. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

DWS Moderate Allocation Fund

Asset Allocation	2/28/07	8/31/06

Fixed Income — Money Market	3%	5%
Fixed Income — Bonds	36%	33%
Equity	61%	62%
	100%	100%
Asset Class Ranges	2/28/07	8/31/06

Fixed Income Funds	25-55%	25-55%
Equity Funds	45-75%	45-75%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 52. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

DWS Growth Allocation Fund

Asset Allocation	2/28/07	8/31/06

Fixed Income — Money Market	3%	5%
Fixed Income — Bonds	21%	18%
Equity	76%	77%
	100%	100%
Asset Class Ranges	2/28/07	8/31/06

Fixed Income Funds	10-40%	10-40%
Equity Funds	60-90%	60-90%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 54. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

DWS Growth Plus Allocation Fund

Asset Allocation	2/28/07	8/31/06

Fixed Income — Money Market	2%	2%
Equity	98%	98%
	100%	100%
Asset Class Ranges	2/28/07	8/31/06

Fixed Income Funds	0-30%	0-30%
Equity Funds	70-100%	70-100%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 56. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios as of February 28, 2007 (Unaudited)

DWS Conservative Allocation Fund

	Shares	Value ($)

Equity Funds 41.4%
DWS Blue Chip Fund "Institutional"	212,462	4,553,068
DWS Capital Growth Fund "Institutional"	367	18,549
DWS Commodity Securities Fund "Institutional"	126,147	1,472,139
DWS Communications Fund "Institutional"	6,760	166,035
DWS Dreman Concentrated Value Fund "Institutional"	52,396	619,845
DWS Dreman High Return Equity Fund "Institutional"	16,503	830,287
DWS Dreman Mid Cap Value Fund "Institutional"	29,664	365,753
DWS Dreman Small Cap Value Fund "Institutional"	4,704	180,757
DWS Equity 500 Index Fund "Institutional"	126,660	20,244,004
DWS Equity Partners Fund "Institutional"	139,920	4,469,038
DWS Europe Equity Fund "Institutional"	97,155	3,683,159
DWS Global Thematic Fund "S"	87,607	2,932,203
DWS Growth & Income Fund "Institutional"	168,846	3,689,291
DWS Health Care Fund "Institutional"	11,341	291,472
DWS International Fund "Institutional"	7,018	431,909
DWS International Select Equity Fund "Institutional"	48,588	568,479
DWS International Value Opportunities Fund "Institutional"	14,236	163,292
DWS Japan Equity Fund "S"	1,980	30,892
DWS Large Cap Value Fund "Institutional"	256,979	5,789,730
DWS Large Company Growth Fund "Institutional"	68,897	1,874,685
DWS Micro Cap Fund "Institutional"	8,084	152,860
DWS RREEF Global Real Estate Securities Fund "Institutional"	10,861	139,240
DWS RREEF Real Estate Securities Fund "Institutional"	31,833	897,688
DWS Small Cap Core Fund "S"	98,441	2,317,294
DWS Small Cap Growth Fund "Institutional"	25,387	606,506
DWS Small Cap Value Fund "S"	107,986	2,674,823
DWS Technology Fund "Institutional"	23,907	285,690
Total Equity Funds (Cost $51,761,765)		59,448,688

Fixed Income — Bond Funds 39.7%
DWS Core Fixed Income Fund "Institutional"	3,953,706	42,620,950
DWS Core Plus Income Fund "Institutional"	148	1,878
DWS GNMA Fund "S"	447	6,602
DWS High Income Fund "Institutional"	419,631	2,307,972
DWS High Income Plus Fund "Institutional"	510,500	4,002,317
DWS Inflation Protected Plus Fund "Institutional"	822,288	7,951,527
DWS Short Duration Fund "Institutional"	665	6,615
DWS Short Term Bond Fund "S"	626	6,209
Total Fixed Income — Bond Funds (Cost $56,665,116)		56,904,070

Fixed Income — Money Market Funds 19.1%
Cash Management QP Trust	27,311,924	27,311,924
DWS Money Market Prime Series	7,522	7,522
DWS Money Market Series "Institutional"	18,441	18,441
Total Fixed Income — Money Market Funds (Cost $27,337,887)		27,337,887
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $135,764,768)+	100.2	143,690,645
Other Assets and Liabilities, Net	(0.2)	(235,274)
Net Assets	100.0	143,455,371
+ The cost for federal income tax purposes was $136,220,638. At February 28, 2007, net unrealized appreciation for all securities based on tax cost was $7,470,007. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,348,874 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $878,867.

During the six months ended February 28, 2007, purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $13,125,344 and $8,829,033, respectively.

DWS Moderate Allocation Fund

	Shares	Value ($)

Equity Funds 61.0%
DWS Blue Chip Fund "Institutional"	729,811	15,639,848
DWS Capital Growth Fund "Institutional"	675	34,152
DWS Commodity Securities Fund "Institutional"	282,674	3,298,811
DWS Communications Fund "Institutional"	34,569	849,008
DWS Dreman Concentrated Value Fund "Institutional"	134,881	1,595,642
DWS Dreman High Return Equity Fund "Institutional"	47,054	2,367,305
DWS Dreman Mid Cap Value Fund "Institutional"	270,139	3,330,816
DWS Dreman Small Cap Value Fund "Institutional"	18,031	692,916
DWS Emerging Markets Equity Fund "S"	149,171	3,202,708
DWS Enhanced S&P 500 Index Fund "S"	187,558	2,567,665
DWS Equity 500 Index Fund "Institutional"	388,306	62,062,911
DWS Equity Partners Fund "Institutional"	365,837	11,684,837
DWS Europe Equity Fund "Institutional"	325,410	12,336,300
DWS Global Thematic Fund "S"	221,823	7,424,413
DWS Growth & Income Fund "Institutional"	597,039	13,045,313
DWS Health Care Fund "Institutional"	39,833	1,023,716
DWS International Fund "Institutional"	32,034	1,971,369
DWS International Select Equity Fund "Institutional"	177,670	2,078,736
DWS International Value Opportunities Fund "Institutional"	7,334	84,120
DWS Japan Equity Fund "S"	10,451	163,035
DWS Large Cap Value Fund "Institutional"	797,833	17,975,189
DWS Large Company Growth Fund "Institutional"	199,172	5,419,483
DWS Micro Cap Fund "Institutional"	18,004	340,452
DWS RREEF Global Real Estate Securities Fund "Institutional"	6,594	84,538
DWS RREEF Real Estate Securities Fund "Institutional"	102,645	2,894,590
DWS Small Cap Core Fund "S"	485,434	11,427,118
DWS Small Cap Growth Fund "Institutional"	92,879	2,218,878
DWS Small Cap Value Fund "S"	320,146	7,930,009
DWS Technology Fund "Institutional"	78,376	936,596
Total Equity Funds (Cost $172,309,712)		194,680,474

Fixed Income — Bond Funds 35.7%
DWS Core Fixed Income Fund "Institutional"	8,387,841	90,420,925
DWS Core Plus Income Fund "Institutional"	690	8,764
DWS GNMA Fund "S"	389	5,740
DWS High Income Fund "Institutional"	813,704	4,475,372
DWS High Income Plus Fund "Institutional"	714,553	5,602,098
DWS Inflation Protected Plus Fund "Institutional"	1,385,491	13,397,701
DWS Short Term Bond Fund "S"	764	7,574
Total Fixed Income — Bond Funds (Cost $113,771,221)		113,918,174

Fixed Income — Money Market Funds 3.4%
Cash Management QP Trust	10,682,514	10,682,514
DWS Money Market Prime Series	10,979	10,979
DWS Money Market Series "Institutional"	21,227	21,227
Total Fixed Income — Money Market Funds (Cost $10,714,720)		10,714,720
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $296,795,653)+	100.1	319,313,368
Other Assets and Liabilities, Net	(0.1)	(439,890)
Net Assets	100.0	318,873,478
+ The cost for federal income tax purposes was $298,471,075. At February 28, 2007, net unrealized appreciation for all securities based on tax cost was $20,842,293. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,838,198 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,995,905.

During the six months ended February 28, 2007, purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $34,098,570 and $20,091,244, respectively.

DWS Growth Allocation Fund

	Shares	Value ($)

Equity Funds 76.4%
DWS Blue Chip Fund "Institutional"	885,608	18,978,585
DWS Capital Growth Fund "Institutional"	292	14,797
DWS Commodity Securities Fund "Institutional"	285,376	3,330,343
DWS Communications Fund "Institutional"	36,400	893,990
DWS Dreman Concentrated Value Fund "Institutional"	148,798	1,760,276
DWS Dreman High Return Equity Fund "Institutional"	55,264	2,780,353
DWS Dreman Mid Cap Value Fund "Institutional"	112,566	1,387,938
DWS Dreman Small Cap Value Fund "Institutional"	26,344	1,012,415
DWS Emerging Markets Equity Fund "S"	150,418	3,229,478
DWS Equity 500 Index Fund "Institutional"	502,641	80,337,137
DWS Equity Partners Fund "Institutional"	414,295	13,232,597
DWS Europe Equity Fund "Institutional"	440,031	16,681,566
DWS Global Thematic Fund "S"	343,409	11,493,891
DWS Growth & Income Fund "Institutional"	718,927	15,708,555
DWS Health Care Fund "Institutional"	41,456	1,065,432
DWS International Fund "Institutional"	58,566	3,604,165
DWS International Select Equity Fund "Institutional"	326,964	3,825,481
DWS International Value Opportunities Fund "Institutional"	12,942	148,447
DWS Japan Equity Fund "S"	85,300	1,330,674
DWS Large Cap Value Fund "Institutional"	1,126,359	25,376,861
DWS Large Company Growth Fund "Institutional"	316,481	8,611,446
DWS Micro Cap Fund "Institutional"	28,069	530,782
DWS RREEF Global Real Estate Securities Fund "Institutional"	11,249	144,213
DWS RREEF Real Estate Securities Fund "Institutional"	115,189	3,248,335
DWS Small Cap Core Fund "S"	559,112	13,161,496
DWS Small Cap Growth Fund "Institutional"	112,786	2,694,466
DWS Small Cap Value Fund "S"	347,784	8,614,600
DWS Technology Fund "Institutional"	82,528	986,211
Total Equity Funds (Cost $212,217,983)		244,184,530

Fixed Income — Bond Funds 20.5%
DWS Core Fixed Income Fund "Institutional"	5,762,136	62,115,826
DWS Core Plus Income Fund "Institutional"	1,802	22,890
DWS Emerging Markets Fixed Income Fund "S"	1,655	20,543
DWS GNMA Fund "S"	1,070	15,798
DWS High Income Fund "Institutional"	620,693	3,413,812
DWS High Income Plus Fund "Institutional"	2,260	17,717
Total Fixed Income — Bond Funds (Cost $64,490,779)		65,606,586

Fixed Income — Money Market Funds 3.4%
Cash Management QP Trust	10,970,978	10,970,978
DWS Money Market Prime Series	8,191	8,191
DWS Money Market Series "Institutional"	24,359	24,359
Total Fixed Income — Money Market Funds (Cost $11,003,528)		11,003,528
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $287,712,290)+	100.3	320,794,644
Other Assets and Liabilities, Net	(0.3)	(934,002)
Net Assets	100.0	319,860,642
+ The cost for federal income tax purposes was $289,469,342. At February 28, 2007, net unrealized appreciation for all securities based on tax cost was $31,325,302. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,254,085 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,928,783.

During the six months ended February 28, 2007, purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $34,572,746 and $21,935,743, respectively.

DWS Growth Plus Allocation Fund

	Shares	Value ($)

Equity Funds 98.0%
DWS Blue Chip Fund "Institutional"	128,283	2,749,103
DWS Communications Fund "Institutional"	5,390	132,369
DWS Disciplined Long/Short Value Fund "Institutional"	8,097	82,423
DWS Dreman Concentrated Value Fund "Institutional"	18,463	218,419
DWS Dreman High Return Equity Fund "Institutional"	3,527	177,419
DWS Dreman Mid Cap Value Fund "Institutional"	62,068	765,294
DWS Dreman Small Cap Value Fund "Institutional"	7,480	287,472
DWS Emerging Markets Equity Fund "S"	31,433	674,877
DWS Equity 500 Index Fund "Institutional"	67,127	10,728,968
DWS Equity Partners Fund "Institutional"	46,285	1,478,341
DWS Europe Equity Fund "Institutional"	46,009	1,744,189
DWS Global Thematic Fund "S"	21,158	708,167
DWS Growth & Income Fund "Institutional"	172,717	3,773,862
DWS Health Care Fund "Institutional"	17,058	438,390
DWS International Fund "Institutional"	9,899	609,176
DWS International Select Equity Fund "Institutional"	27,280	319,174
DWS International Value Opportunities Fund "Institutional"	47,320	542,764
DWS Japan Equity Fund "S"	8,648	134,903
DWS Large Cap Value Fund "Institutional"	114,549	2,580,787
DWS Large Company Growth Fund "Institutional"	7,384	200,916
DWS Micro Cap Fund "Institutional"	6,640	125,569
DWS Mid Cap Growth Fund "Institutional"	617	11,009
DWS RREEF Global Real Estate Securities Fund "Institutional"	4,993	64,013
DWS RREEF Real Estate Securities Fund "Institutional"	15,656	441,487
DWS Small Cap Core Fund "S"	45,768	1,077,371
DWS Small Cap Growth Fund "Institutional"	18,820	449,602
DWS Small Cap Value Fund "S"	84,869	2,102,197
DWS Technology Fund "Institutional"	49,932	596,690
Total Equity Funds (Cost $31,682,009)		33,214,951

Fixed Income — Money Market Funds 1.9%
Cash Management QP Trust	618,113	618,113
DWS Money Market Prime Series	7,432	7,432
DWS Money Market Series "Institutional"	6,359	6,359
Total Fixed Income — Money Market Funds (Cost $631,904)		631,904
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $32,313,913)+	99.9	33,846,855
Other Assets and Liabilities, Net	0.1	32,215
Net Assets	100.0	33,879,070
+ The cost for federal income tax purposes was $32,339,433. At February 28, 2007, net unrealized appreciation for all securities based on tax cost was $1,507,422. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,912,551 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $405,129.

During the six months ended February 28, 2007, purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $9,771,803 and $3,451,209, respectively.

Financial Statements

Statements of Assets and Liabilities as of February 28, 2007 (Unaudited)
Assets	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Investments in Underlying Affiliated Funds, at value (cost $135,764,768, $296,795,653, $287,712,290 and $32,313,913)	143,690,645	319,313,368	320,794,644	33,846,855
Dividends receivable	35,617	71,379	42,450	—
Interest receivable	109,439	42,424	45,259	1,503
Receivable for Fund shares sold	184,914	430,203	302,051	88,908
Other assets	35,254	45,344	42,190	30,207
Total assets	144,055,869	319,902,718	321,226,594	33,967,473
Liabilities
Payable for Fund shares redeemed	332,580	551,959	904,185	20,417
Accrued expenses and other liabilities	267,918	477,281	461,767	67,986
Total liabilities	600,498	1,029,240	1,365,952	88,403
Net assets, at value	$ 143,455,371	$ 318,873,478	$ 319,860,642	$ 33,879,070
Net Assets
Net assets consist of: Undistributed net investment income (distributions in excess of net investment income)	851,675	(1,593,457)	(1,664,225)	(312,013)
Net unrealized appreciation (depreciation) on investments	7,925,877	22,517,715	33,082,354	1,532,942
Accumulated net realized gain (loss)	(6,018,372)	(22,271,647)	(19,757,896)	1,471,035
Paid-in capital	140,696,191	320,220,867	308,200,409	31,187,106
Net assets, at value	$ 143,455,371	$ 318,873,478	$ 319,860,642	$ 33,879,070

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2007 (Unaudited) (continued)
Net Asset Value	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Class A Net assets applicable to shares outstanding	$ 42,836,358	$ 118,441,410	$ 94,182,754	$ 17,929,140
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,407,355	9,441,107	6,286,693	1,513,994
Net Asset Value and redemption price(a) per share	$ 12.57	$ 12.55	$ 14.98	$ 11.84
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 13.34	$ 13.32	$ 15.89	$ 12.56
Class B Net assets applicable to shares outstanding	$ 7,833,952	$ 24,178,045	$ 29,216,100	$ 3,269,164
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	622,883	1,927,037	1,961,718	276,304
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge)(a) per share	$ 12.58	$ 12.55	$ 14.89	$ 11.83
Class C Net assets applicable to shares outstanding	$ 11,663,931	$ 35,582,290	$ 39,349,069	$ 9,290,206
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	927,881	2,836,655	2,641,437	785,423
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge)(a) per share	$ 12.57	$ 12.54	$ 14.90	$ 11.83
Class S Net assets applicable to shares outstanding	$ 81,121,130	$ 140,671,733	$ 157,112,719	$ 3,390,560
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	6,452,190	11,224,837	10,478,285	286,287
Net Asset Value, offering and redemption price(a) per share	$ 12.57	$ 12.53	$ 14.99	$ 11.84
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2007 (Unaudited)
Investment Income	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Income distributions from Underlying Affiliated Funds	$ 2,909,656	$ 4,773,039	$ 3,974,270	$ 428,701
Interest — Cash Management QP Trust	791,801	412,958	414,486	9,358
Total Income	3,701,457	5,185,997	4,388,756	438,059
Expenses: Administration fees	70,436	155,844	157,387	22,051
Distribution service fees	142,298	424,250	441,309	74,297
Services to shareholders	219,763	369,250	461,324	31,921
Custodian fees	4,525	4,244	4,518	3,445
Auditing	19,029	19,138	20,900	19,124
Legal	14,543	6,297	16,271	14,407
Trustees' fees and expenses	3,975	6,801	8,573	3,152
Reports to shareholders	13,993	16,807	48,216	10,870
Registration fees	23,445	27,262	28,378	20,194
Other	5,020	4,837	6,093	2,272
Total expenses before expense reductions	517,027	1,034,730	1,192,969	201,733
Expense reductions	(134,797)	(110,906)	(231,551)	(80,018)
Total expenses after expense reductions	382,230	923,824	961,418	121,715
Net investment income	3,319,227	4,262,173	3,427,338	316,344
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	884,150	2,510,906	2,956,387	224,629
Capital Gain Distributions from Underlying Affiliated Funds	1,782,220	9,386,020	11,968,081	1,388,102
	2,666,370	11,896,926	14,924,468	1,612,731
Net unrealized appreciation (depreciation) during the period on investments	1,683,298	4,711,171	5,197,558	552,965
Net gain (loss) on investment transactions	4,349,668	16,608,097	20,122,026	2,165,696
Net increase (decrease) in net assets resulting from operations	$ 7,668,895	$ 20,870,270	$ 23,549,364	$ 2,482,040

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Conservative Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Operations: Net investment income	$ 3,319,227	$ 3,955,661
Net realized gain (loss) on investment transactions	2,666,370	5,859,662
Net unrealized appreciation (depreciation) during the period on investment transactions	1,683,298	(1,815,842)
Net increase (decrease) in net assets resulting from operations	7,668,895	7,999,481
Distributions to shareholders from: Net investment income: Class A	(880,189)	(1,047,579)
Class B	(129,953)	(160,512)
Class C	(194,954)	(200,975)
Class AARP	—	(1,548,806)
Class S	(1,765,474)	(1,035,038)
Fund share transactions: Proceeds from shares sold	15,015,988	41,739,535
Reinvestment of distributions	2,676,421	3,615,802
Cost of shares redeemed	(18,302,099)	(51,759,143)
Redemption fees	1,791	1,436
Net increase (decrease) in net assets from Fund share transactions	(607,899)	(6,402,370)
Increase (decrease) in net assets	4,090,426	(2,395,799)
Net assets at beginning of period	139,364,945	141,760,744
Net assets at end of period (including undistributed net investment income of $851,675 and $503,018, respectively)	$ 143,455,371	$ 139,364,945

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Moderate Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Operations: Net investment income	$ 4,262,173	$ 6,551,742
Net realized gain (loss) on investment transactions	11,896,926	18,633,515
Net unrealized appreciation (depreciation) during the period on investment transactions	4,711,171	(5,569,240)
Net increase (decrease) in net assets resulting from operations	20,870,270	19,616,017
Distributions to shareholders from: Net investment income: Class A	(2,352,728)	(3,033,945)
Class B	(400,379)	(478,714)
Class C	(607,485)	(600,458)
Class AARP	—	(799,789)
Class S	(3,124,940)	(3,680,456)
Fund share transactions: Proceeds from shares sold	41,633,764	84,300,149
Reinvestment of distributions	6,248,251	8,294,215
Cost of shares redeemed	(46,472,403)	(114,681,889)
Redemption fees	1,538	2,344
Net increase (decrease) in net assets from Fund share transactions	1,411,150	(22,085,181)
Increase (decrease) in net assets	15,795,888	(11,062,526)
Net assets at beginning of period	303,077,590	314,140,116
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $1,593,457 and $629,902, respectively)	$ 318,873,478	$ 303,077,590

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Growth Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
Operations: Net investment income	$ 3,427,338	$ 4,693,596
Net realized gain (loss) on investment transactions	14,924,468	20,908,600
Net unrealized appreciation (depreciation) during the period on investment transactions	5,197,558	(2,458,694)
Net increase (decrease) in net assets resulting from operations	23,549,364	23,143,502
Distributions to shareholders from: Net investment income: Class A	(2,647,199)	(1,602,249)
Class B	(597,525)	(343,720)
Class C	(787,921)	(375,515)
Class AARP	—	(1,488,921)
Class S	(4,805,990)	(2,073,395)
Fund share transactions: Proceeds from shares sold	30,237,576	69,347,287
Reinvestment of distributions	8,470,822	5,653,850
Cost of shares redeemed	(38,204,817)	(74,305,373)
Redemption fees	528	3,746
Net increase (decrease) in net assets from Fund share transactions	504,109	699,510
Increase (decrease) in net assets	15,214,838	17,959,212
Net assets at beginning of period	304,645,804	286,686,592
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $1,664,225 and $3,747,072, respectively)	$ 319,860,642	$ 304,645,804

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Growth Plus Allocation Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2006
Operations: Net investment income	$ 316,344	$ 108,977
Net realized gain (loss) on investment transactions	1,612,731	1,164,169
Net unrealized appreciation (depreciation) during the period on investment transactions	552,965	492,257
Net increase (decrease) in net assets resulting from operations	2,482,040	1,765,403
Distributions to shareholders from: Net investment income: Class A	(363,006)	(190,415)
Class B	(50,646)	(26,875)
Class C	(132,628)	(75,832)
Class S	(82,077)	(56,940)
Net realized gains: Class A	(542,003)	(83,188)
Class B	(112,749)	(17,866)
Class C	(295,564)	(51,904)
Class S	(110,405)	(21,900)
Fund share transactions: Proceeds from shares sold	10,317,532	15,073,297
Reinvestment of distributions	1,611,401	482,400
Cost of shares redeemed	(5,553,938)	(5,170,537)
Redemption fees	109	208
Net increase (decrease) in net assets from Fund share transactions	6,375,104	10,385,368
Increase (decrease) in net assets	7,168,066	11,625,851
Net assets at beginning of period	26,711,004	15,085,153
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $312,013 and $0, respectively)	$ 33,879,070	$ 26,711,004

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS Conservative Allocation Fund — Class A
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 12.16	$ 11.83	$ 11.17	$ 10.69	$ 10.30	$ 11.31
Income (loss) from investment operations: Net investment income[b]	.28	.33	.28	.29	.29	.36
Net realized and unrealized gain (loss) on investment transactions	.39	.33	.72	.52	.40	(.99)
Total from investment operations	.67	.66	1.00	.81	.69	(.63)
Less distributions from: Net investment income	(.26)	(.33)	(.34)	(.33)	(.30)	(.38)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.57	$ 12.16	$ 11.83	$ 11.17	$ 10.69	$ 10.30
Total Return (%)[c]	5.53d,e**	5.66[d,e]	9.04[d,e]	7.61[d,e]	6.85[e]	(5.73)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	41	36	17	11	10
Ratio of expenses before expense reductions (%)	.62h*	.88[h]	.77[h]	.57[g]	.23[f]	.23[f]
Ratio of expenses after expense reductions (%)	.59h*	.61[h]	.55[h]	.39[g]	.23[f]	.23[f]
Ratio of net investment income (%)	2.31i**	2.74	2.42	2.58	2.77	3.32
Portfolio turnover rate (%)	15*	69	55	56	104	36
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[i] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Conservative Allocation Fund — Class B
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 12.16	$ 11.83	$ 11.17	$ 10.70	$ 10.31	$ 11.31
Income (loss) from investment operations: Net investment income[b]	.24	.24	.20	.20	.21	.28
Net realized and unrealized gain (loss) on investment transactions	.39	.33	.71	.51	.40	(.99)
Total from investment operations	.63	.57	.91	.71	.61	(.71)
Less distributions from: Net investment income	(.21)	(.24)	(.25)	(.24)	(.22)	(.29)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.58	$ 12.16	$ 11.83	$ 11.17	$ 10.70	$ 10.31
Total Return (%)[c]	5.21e**	4.87[d,e]	8.24[d,e]	6.69[d,e]	6.04[e]	(6.36)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	8	8	6	4	2
Ratio of expenses before expense reductions (%)	1.34h*	1.65[h]	1.60[h]	1.26[g]	.99[f]	.95[f]
Ratio of expenses after expense reductions (%)	1.34h*	1.36[h]	1.30[h]	1.14[g]	.99[f]	.95[f]
Ratio of net investment income (%)	1.94i**	1.99	1.67	1.83	2.01	2.60
Portfolio turnover rate (%)	15*	69	55	56	104	36
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[i] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Conservative Allocation Fund — Class C
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 12.16	$ 11.82	$ 11.16	$ 10.69	$ 10.30	$ 11.31
Income (loss) from investment operations: Net investment income[b]	.24	.24	.19	.20	.21	.27
Net realized and unrealized gain (loss) on investment transactions	.38	.34	.72	.51	.40	(.99)
Total from investment operations	.62	.58	.91	.71	.61	(.72)
Less distributions from: Net investment income	(.21)	(.24)	(.25)	(.24)	(.22)	(.29)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.57	$ 12.16	$ 11.82	$ 11.16	$ 10.69	$ 10.30
Total Return (%)[c]	5.22d,e**	4.87[d,e]	8.27[d,e]	6.69[d,e]	6.04[e]	(6.45)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	12	9	4	2	1
Ratio of expenses before expense reductions (%)	1.42h*	1.45[h]	1.39[h]	1.21[g]	.99[f]	.97[f]
Ratio of expenses after expense reductions (%)	1.31h*	1.36[h]	1.30[h]	1.14[g]	.99[f]	.97[f]
Ratio of net investment income (%)	1.95i**	1.99	1.67	1.82	2.01	2.58
Portfolio turnover rate (%)	15*	69	55	56	104	36
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[i] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Conservative Allocation Fund — Class S
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 12.16	$ 11.83	$ 11.17	$ 10.69	$ 10.30	$ 11.32
Income (loss) from investment operations: Net investment income[b]	.30	.36	.32	.32	.31	.39
Net realized and unrealized gain (loss) on investment transactions	.39	.33	.71	.51	.40	(1.01)
Total from investment operations	.69	.69	1.03	.83	.71	(.62)
Less distributions from: Net investment income	(.28)	(.36)	(.37)	(.35)	(.32)	(.40)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.57	$ 12.16	$ 11.83	$ 11.17	$ 10.69	$ 10.30
Total Return (%)	5.67c,d**	5.93[c,d]	9.33[c,d]	7.86[c,d]	7.10[d]	(5.57)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	80	36	43	42	40
Ratio of expenses before expense reductions (%)	.64g*	.65[g]	.57[g]	.23[f]	—[e]	—[e]
Ratio of expenses after expense reductions (%)	.33g*	.35[g]	.30[g]	.13[f]	—[e]	—[e]
Ratio of net investment income (%)	2.44h**	3.00	2.67	2.84	3.00	3.55
Portfolio turnover rate (%)	15*	69	55	56	104	36
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[h] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Moderate Allocation Fund — Class A
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.98	$ 11.55	$ 10.63	$ 9.91	$ 9.38	$ 10.77
Income (loss) from investment operations: Net investment income[b]	.17	.25	.21	.22	.21	.24
Net realized and unrealized gain (loss) on investment transactions	.66	.50	.95	.70	.55	(1.39)
Total from investment operations	.83	.75	1.16	.92	.76	(1.15)
Less distributions from: Net investment income	(.26)	(.32)	(.24)	(.20)	(.23)	(.24)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.55	$ 11.98	$ 11.55	$ 10.63	$ 9.91	$ 9.38
Total Return (%)[c]	7.04d,e**	6.59[d,e]	10.95[d,e]	9.34[d,e]	8.28[e]	(10.83)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	118	104	113.56		35	23
Ratio of expenses before expense reductions (%)	.64h*	.80[h]	.77[h]	.54[g]	.23[f]	.22[f]
Ratio of expenses after expense reductions (%)	.56h*	.61[h]	.55[h]	.38[g]	.23[f]	.22[f]
Ratio of net investment income (%)	1.37i**	2.14	1.84	2.12	2.30	2.31
Portfolio turnover rate (%)	13*	52	35	37	101	57
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[i] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Moderate Allocation Fund — Class B
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.98	$ 11.54	$ 10.63	$ 9.91	$ 9.38	$ 10.76
Income (loss) from investment operations: Net investment income[b]	.12	.16	.12	.14	.14	.17
Net realized and unrealized gain (loss) on investment transactions	.66	.51	.95	.70	.55	(1.38)
Total from investment operations	.78	.67	1.07	.84	.69	(1.21)
Less distributions from: Net investment income	(.21)	(.23)	(.16)	(.12)	(.16)	(.17)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.55	$ 11.98	$ 11.54	$ 10.63	$ 9.91	$ 9.38
Total Return (%)[c]	6.63d,e**	5.78[d,e]	10.17[d,e]	8.49[d,e]	7.46[e]	(11.42)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	24	23	13	9	8
Ratio of expenses before expense reductions (%)	1.39i*	1.42[i]	1.35[i]	1.21[g]	1.00[f]	.90[f,h]
Ratio of expenses after expense reductions (%)	1.31i*	1.37[i]	1.30[i]	1.12[g]	1.00[f]	.90[f,h]
Ratio of net investment income (%)	1.00j**	1.38	1.09	1.37	1.53	1.63
Portfolio turnover rate (%)	13*	52	35	37	101	57
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Income with Growth Portfolio, the Farmers Balanced Portfolio and the Farmers Growth with Income Portfolio. The ratio without this reduction was .93%.
[i] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[j] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Moderate Allocation Fund — Class C
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.97	$ 11.54	$ 10.62	$ 9.90	$ 9.37	$ 10.76
Income (loss) from investment operations: Net investment income[b]	.12	.16	.13	.14	.14	.16
Net realized and unrealized gain (loss) on investment transactions	.66	.50	.95	.70	.54	(1.38)
Total from investment operations	.78	.66	1.08	.84	.68	(1.22)
Less distributions from: Net investment income	(.21)	(.23)	(.16)	(.12)	(.15)	(.17)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.54	$ 11.97	$ 11.54	$ 10.62	$ 9.90	$ 9.37
Total Return (%)[c]	6.56d,e**	5.82[d,e]	10.28[e]	8.50[d,e]	7.44[e]	(11.51)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	34	27	9	4	3
Ratio of expenses before expense reductions (%)	1.32h*	1.35[h]	1.26[h]	1.18[g]	.99[f]	1.00[f]
Ratio of expenses after expense reductions (%)	1.29h*	1.34[h]	1.26[h]	1.13[g]	.99[f]	1.00[f]
Ratio of net investment income (%)	1.01i**	1.41	1.13	1.36	1.54	1.53
Portfolio turnover rate (%)	13*	52	35	37	101	57
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[i] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Moderate Allocation Fund — Class S
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.96	$ 11.54	$ 10.62	$ 9.90	$ 9.38	$ 10.76
Income (loss) from investment operations: Net investment income[b]	.18	.28	.24	.25	.24	.26
Net realized and unrealized gain (loss) on investment transactions	.67	.49	.95	.70	.53	(1.37)
Total from investment operations	.85	.77	1.19	.95	.77	(1.11)
Less distributions from: Net investment income	(.28)	(.35)	(.27)	(.23)	(.25)	(.27)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 12.53	$ 11.96	$ 11.54	$ 10.62	$ 9.90	$ 9.38
Total Return (%)	7.10c,d**	6.78[c,d]	11.23[c,d]	9.70[c,d]	8.43[d]	(10.52)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	141	142	126	124	145	175
Ratio of expenses before expense reductions (%)	.40g*	.54[g]	.36[g]	.23[f]	—[e]	—[e]
Ratio of expenses after expense reductions (%)	.32g*	.36[g]	.30[g]	.12[f]	—[e]	—[e]
Ratio of net investment income (%)	1.49h**	2.39	2.09	2.37	2.53	2.53
Portfolio turnover rate (%)	13*	52	35	37	101	57
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[h] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Growth Allocation Fund — Class A
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 14.29	$ 13.49	$ 12.14	$ 11.08	$ 10.21	$ 12.61
Income (loss) from investment operations: Net investment income[b]	.17	.23	.19	.17	.15	.12
Net realized and unrealized gain (loss) on investment transactions	.95	.84	1.35	1.07	.85	(2.15)
Total from investment operations	1.12	1.07	1.54	1.24	1.00	(2.03)
Less distributions from: Net investment income	(.43)	(.27)	(.19)	(.18)	(.13)	(.10)
Net realized gains on investment transactions	—	—	—	—	—	(.27)
Total distributions	(.43)	(.27)	(.19)	(.18)	(.13)	(.37)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 14.98	$ 14.29	$ 13.49	$ 12.14	$ 11.08	$ 10.21
Total Return (%)[c]	7.80d,e**	8.06[d,e]	12.76[d,e]	11.19[d,e]	10.00[e]	(16.61)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	94	86	74	39	24	18
Ratio of expenses before expense reductions (%)	.71h*	.76[h]	.74[h]	.46[g]	.22[f]	.21[f]
Ratio of expenses after expense reductions (%)	.58h*	.61[h]	.55[h]	.39[g]	.22[f]	.21[f]
Ratio of net investment income (%)	1.10i**	1.59	1.46	1.40	1.52	1.00
Portfolio turnover rate (%)	15*	59	31	43	93	44
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[i] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Growth Allocation Fund — Class B
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 14.15	$ 13.35	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Income (loss) from investment operations: Net investment income[b]	.11	.12	.09	.08	.08	.03
Net realized and unrealized gain (loss) on investment transactions	.94	.85	1.33	1.06	.84	(2.12)
Total from investment operations	1.05	.97	1.42	1.14	.92	(2.09)
Less distributions from: Net investment income	(.31)	(.17)	(.09)	(.09)	(.06)	(.08)
Net realized gains on investment transactions	—	—	—	—	—	(.27)
Total distributions	(.31)	(.17)	(.09)	(.09)	(.06)	(.35)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 14.89	$ 14.15	$ 13.35	$ 12.02	$ 10.97	$ 10.11
Total Return (%)[c]	7.39d,e**	7.31[d,e]	11.86[d,e]	10.36[d,e]	9.17[e]	(17.19)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	29	26	14	11	8
Ratio of expenses before expense reductions (%)	1.43i*	1.46[i]	1.46[i]	1.23[g]	.97[f]	.93[f,h]
Ratio of expenses after expense reductions (%)	1.31i*	1.36[i]	1.30[i]	1.13[g]	.97[f]	.93[f,h]
Ratio of net investment income (%)	.73j**	.84	.71	.66	.77	.28
Portfolio turnover rate (%)	15*	59	31	43	93	44
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Growth Portfolio. The ratio without this reduction was 0.95%.
[i] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[j] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Growth Allocation Fund — Class C
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 14.15	$ 13.35	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Income (loss) from investment operations: Net investment income[b]	.12	.12	.09	.08	.08	.03
Net realized and unrealized gain (loss) on investment transactions	.94	.85	1.33	1.05	.84	(2.12)
Total from investment operations	1.06	.97	1.42	1.13	.92	(2.09)
Less distributions from: Net investment income	(.31)	(.17)	(.09)	(.08)	(.06)	(.08)
Net realized gains on investment transactions	—	—	—	—	—	(.27)
Total distributions	(.31)	(.17)	(.09)	(.08)	(.06)	(.35)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 14.90	$ 14.15	$ 13.35	$ 12.02	$ 10.97	$ 10.11
Total Return (%)[c]	7.46d,e**	7.30[d,e]	11.86[d,e]	10.34[d,e]	9.17[e]	(17.19)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	36	28	9	4	3
Ratio of expenses before expense reductions (%)	1.38h*	1.41[h]	1.39[h]	1.21[g]	.99[f]	.95[f]
Ratio of expenses after expense reductions (%)	1.29h*	1.36[h]	1.30[h]	1.15[g]	.99[f]	.95[f]
Ratio of net investment income (%)	.74i**	.84	.71	.65	.75	.26
Portfolio turnover rate (%)	15*	59	31	43	93	44
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[i] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Growth Allocation Fund — Class S
Years Ended August 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 14.32	$ 13.52	$ 12.17	$ 11.10	$ 10.24	$ 12.62
Income (loss) from investment operations: Net investment income[b]	.19	.26	.22	.20	.18	.14
Net realized and unrealized gain (loss) on investment transactions	.95	.85	1.36	1.08	.84	(2.14)
Total from investment operations	1.14	1.11	1.58	1.28	1.02	(2.00)
Less distributions from: Net investment income	(.47)	(.31)	(.23)	(.21)	(.16)	(.11)
Net realized gains on investment transactions	—	—	—	—	—	(.27)
Total distributions	(.47)	(.31)	(.23)	(.21)	(.16)	(.38)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 14.99	$ 14.32	$ 13.52	$ 12.17	$ 11.10	$ 10.24
Total Return (%)	7.93c,d**	8.33[c,d]	13.02[c,d]	11.50[c,d]	10.18[c,d]	(16.39)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	157	154	92	84	87	92
Ratio of expenses before expense reductions (%)	.51g*	.53[g]	.48[g]	.25[f]	—[e]	—[e]
Ratio of expenses after expense reductions (%)	.33g*	.36[g]	.30[g]	.12[f]	—[e]	—[e]
Ratio of net investment income (%)	1.22h**	1.84	1.71	1.67	1.74	1.21
Portfolio turnover rate (%)	15*	59	31	43	93	44
[a] For the six months ended February 28, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[h] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class A
Years Ended August 31,	2007[a]	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.50	$ 10.82	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.14	.08	.04
Net realized and unrealized gain (loss) on investment transactions	.92	.93	.88
Total from investment operations	1.06	1.01	.92
Less distributions from: Net investment income	(.29)	(.23)	(.10)
Net realized gains on investment transactions	(.43)	(.10)	—
Total distributions	(.72)	(.33)	(.10)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 11.84	$ 11.50	$ 10.82
Total Return (%)[d,e,f]	9.21**	9.52	9.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	14	7
Ratio of expenses before expense reductions (%)	1.06g*	1.60[g]	3.41g*
Ratio of expenses after expense reductions (%)	.55g*	.58[g]	.55g*
Ratio of net investment income (%)	1.17h**	.77	.46*
Portfolio turnover rate (%)	23*	63	28*
[a] For the six months ended February 28, 2007 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class A shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[h] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class B
Years Ended August 31,	2007[a]	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.45	$ 10.78	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.09	.00***	(.02)
Net realized and unrealized gain (loss) on investment transactions	.91	.92	.89
Total from investment operations	1.00	.92	.87
Less distributions from: Net investment income	(.19)	(.15)	(.09)
Net realized gains on investment transactions	(.43)	(.10)	—
Total distributions	(.62)	(.25)	(.09)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 11.83	$ 11.45	$ 10.78
Total Return (%)[d,e,f]	8.76**	8.61	8.70**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	2
Ratio of expenses before expense reductions (%)	1.88g*	2.38[g]	4.22g*
Ratio of expenses after expense reductions (%)	1.30g*	1.33[g]	1.30g*
Ratio of net investment income (%)	0.79h**	.02	(.29)*
Portfolio turnover rate (%)	23*	63	28*
[a] For the six months ended February 28, 2007 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class B shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[h] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class C
Years Ended August 31,	2007[a]	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.44	$ 10.77	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.09	.00***	(.02)
Net realized and unrealized gain (loss) on investment transactions	.92	.92	.88
Total from investment operations	1.01	.92	.86
Less distributions from: Net investment income	(.19)	(.15)	(.09)
Net realized gains on investment transactions	(.43)	(.10)	—
Total distributions	(.62)	(.25)	(.09)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 11.83	$ 11.44	$ 10.77
Total Return (%)[d,e,f]	8.86**	8.62	8.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	7	4
Ratio of expenses before expense reductions (%)	1.84g*	2.33[g]	4.12g*
Ratio of expenses after expense reductions (%)	1.30g*	1.33[g]	1.30g*
Ratio of net investment income (%)	.79h**	.02	(.29)*
Portfolio turnover rate (%)	23*	63	28*
[a] For the six months ended February 28, 2007 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class C shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[h] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class S
Years Ended August 31,	2007[a]	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.51	$ 10.84	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.15	.11	.06
Net realized and unrealized gain (loss) on investment transactions	.93	.92	.89
Total from investment operations	1.08	1.03	.95
Less distributions from: Net investment income	(.32)	(.26)	(.11)
Net realized gains on investment transactions	(.43)	(.10)	—
Total distributions	(.75)	(.36)	(.11)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 11.84	$ 11.51	$ 10.84
Total Return (%)[d,e]	9.39**	9.69	9.49**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	2
Ratio of expenses before expense reductions (%)	.86f*	1.37[f]	3.22f*
Ratio of expenses after expense reductions (%)	.30f*	.33[f]	.30f*
Ratio of net investment income (%)	1.29g**	1.02	.71*
Portfolio turnover rate (%)	23*	63	28*
[a] For the six months ended February 28, 2007 (Unaudited).
[b] For the period from November 1, 2004 (commencement of sales of Class S shares) to August 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
[g] The ratio for the six months ended February 28, 2007 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund are each a diversified series of DWS Allocation Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest mainly in other existing DWS funds (the "Underlying DWS Funds") and securities of non-affiliated investment management companies (e.g., Exchange Traded Funds). Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Fund's financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of February 28, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At August 31, 2006, DWS Conservative Allocation Fund had a net tax basis capital loss carryforward of approximately $8,229,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first.

At August 31, 2006, DWS Moderate Allocation Fund had a net tax basis capital loss carryforward of approximately $32,493,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2011 ($10,723,000) and August 31, 2012 ($21,770,000), the respective expiration dates, whichever occurs first.

At August 31, 2006, DWS Growth Allocation Fund had a net tax basis capital loss carryforward of approximately $32,925,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC indicated that they would not object if a Fund implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Distribution of Income and Gains. Net investment income from DWS Conservative Allocation Fund and DWS Moderate Allocation Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Redemption Fees. Each Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Funds for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying DWS Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement between Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying DWS Funds to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee for performing its services for the Funds. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's net assets. At February 28, 2007, DWS Conservative Allocation Fund held the following Underlying DWS Fund's outstanding shares: approximately 27% of DWS Inflation Protected Plus Fund. At February 28, 2007, DWS Moderate Allocation Fund held the following Underlying DWS Funds' outstanding shares: approximately 46% of DWS Inflation Protected Plus Fund, 6% of DWS Dreman Mid Cap Value Fund, 6% of DWS Core Fixed Income Fund and 7% of DWS Small Cap Core Fund. At February 28, 2007, DWS Growth Allocation Fund held the following Underlying DWS Fund's outstanding shares: approximately 8% of DWS Small Cap Core Fund. At February 28, 2007, DWS Growth Plus Allocation Fund held the following Underlying DWS Funds' outstanding shares: approximately 6% of DWS International Value Opportunities Fund.

For the period from September 1, 2006 through December 31, 2006, the Advisor had contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain DWS Conservative Allocation Fund's, DWS Moderate Allocation Fund's and DWS Growth Allocation Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, organizational and offering expenses and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

Class A	.55%
Class B	1.30%
Class C	1.30%
Class S	.30%

For the period from September 1, 2006, through September 30, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain DWS Growth Plus Allocation Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, organizational and offering expenses and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

Class A	.55%
Class B	1.30%
Class C	1.30%
Class S	.30%

Effective January 1, 2007, through December 14, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain DWS Conservative Allocation Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, organizational and offering expenses and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

Class A	.67%
Class B	1.42%
Class C	1.42%
Class S	.39%

Effective January 1, 2007, through December 14, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain DWS Moderate Allocation Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, organizational and offering expenses and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

Class A	.65%
Class B	1.40%
Class C	1.40%
Class S	.37%

Effective January 1, 2007, through December 14, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain DWS Growth Allocation Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, organizational and offering expenses and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

Class A	.65%
Class B	1.40%
Class C	1.40%
Class S	.40%

Each Fund will continue to indirectly bear its proportionate share of fees and expenses incurred by the Underlying DWS Funds in which it is invested.

For the six months ended February 28, 2007, the Advisor has agreed to reimburse DWS Growth Plus Allocation Fund an additional $33,177 for expenses.

Administration Fee. Pursuant to an Administrative Services Agreement with the Advisor, the Advisor provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration Fee") of 0.10% of each Funds' average daily net assets or $50,000 minimum per year, whichever is greater, computed and accrued daily and payable monthly. For the six-months ended February 28, 2007, DIMA received an Administration Fee for each Fund as follows;

Administration Fee	Total Aggregated ($)	Waived ($)	Unpaid at February 28, 2007 ($)
DWS Conservative Allocation Fund	70,436	—	11,062
DWS Moderate Allocation Fund	155,844	—	24,799
DWS Growth Allocation Fund	157,387	—	25,079
DWS Growth Plus Allocation Fund	22,051	22,051	—

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, shareholder service agent and dividend-paying agent for Class A, B and C shares of the Funds. DWS Scudder Service Corporation ("DWS-SSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for Class S shares of the Funds. Pursuant to a sub-transfer agency agreement among DWS-SISC, DWS-SSC and DST Systems, Inc. ("DST"), DWS-SISC and DWS-SSC have delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC and DWS-SSC compensate DST out of the shareholder servicing fee they receive from the Funds. For the six months ended February 28, 2007, the amounts charged to the Funds by DWS-SISC and DWS-SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at February 28, 2007
DWS Conservative Allocation Fund
Class A	$ 30,474	$ 7,080	$ 21,000
Class B	3,144	—	3,144
Class C	9,608	6,237	3,371
Class S	155,037	121,480	33,557
	$ 198,263	$ 134,797	$ 61,072
DWS Moderate Allocation Fund
Class A	$ 127,774	$ 42,756	$ 77,360
Class B	22,230	8,526	12,319
Class C	23,908	6,019	14,026
Class S	156,566	53,605	82,538
	$ 330,478	$ 110,906	$ 186,243
DWS Growth Allocation Fund
Class A	$ 114,391	$ 59,087	$ 38,137
Class B	26,614	17,294	9,320
Class C	27,369	17,223	10,146
Class S	225,908	137,947	49,398
	$ 394,282	$ 231,551	$ 107,001
DWS Growth Plus Allocation Fund
Class A	$ 11,881	$ 11,403	$ —
Class B	3,358	3,231	62
Class C	7,248	7,248	—
Class S	2,908	2,908	—
	$ 25,395	$ 24,790	$ 62

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2007, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 28, 2007
DWS Conservative Allocation Fund
Class B	$ 28,845	$ 4,593
Class C	43,115	6,571
	$ 71,960	$ 11,164
DWS Moderate Allocation Fund
Class B	$ 88,896	$ 14,206
Class C	131,754	21,058
	$ 220,650	$ 35,264
DWS Growth Allocation Fund
Class B	$ 108,925	$ 17,110
Class C	142,216	22,486
	$ 251,141	$ 39,596
DWS Growth Plus Allocation Fund
Class B	$ 11,510	$ 1,890
Class C	30,758	5,151
	$ 42,268	$ 7,041

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2007, the Service Fees were as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2007	Annualized Effective Rate
DWS Conservative Allocation Fund
Class A	$ 48,339	$ 8,677.23%
Class B	8,988	1,427.23%
Class C	13,011	1,964.23%
	$ 70,338	$ 12,068
DWS Moderate Allocation Fund
Class A	$ 132,566	$ 21,335.24%
Class B	28,782	4,053.24%
Class C	42,252	6,518.24%
	$ 203,600	$ 31,906
DWS Growth Allocation Fund
Class A	$ 109,188	$ 17,075.24%
Class B	35,348	6,381.24%
Class C	45,632	8,232.24%
	$ 190,168	$ 31,688
DWS Growth Plus Allocation Fund
Class A	$ 18,939	$ 4,347.24%
Class B	3,716	—	.24%
Class C	9,374	1,635.23%
	$ 32,029	$ 5,982

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2007 for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund aggregated $7,123, $20,223, $21,308 and $8,292, respectively.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2007, the CDSC for Class B and Class C shares aggregated $7,969, $20,308, $28,729 and $2,246, respectively, for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended February 28, 2007, the amount charged to the Funds by DIMA included the Statement of Operations under "reports to shareholders" were as follows:

Typesetting and Filing Service Fees	Total Aggregated ($)	Unpaid at February 28, 2007 ($)
DWS Conservative Allocation Fund	10,870	6,250
DWS Moderate Allocation Fund	10,870	6,250
DWS Growth Allocation Fund	10,870	6,250
DWS Growth Plus Allocation Fund	10,870	6,250

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

D. Share Transactions

DWS Conservative Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	571,350	$ 7,121,872	1,649,588	$ 19,705,292
Class B	67,019	835,238	145,258	1,728,942
Class C	131,351	1,634,966	409,398	4,879,900
Class AARP	—	—	393,245	4,704,267
Class S	433,407	5,423,912	898,608	10,721,134
		$ 15,015,988		$ 41,739,535
Shares issued to shareholders in reinvestment of distributions
Class A	66,135	$ 821,749	81,647	$ 973,321
Class B	9,095	113,279	12,131	144,878
Class C	11,901	148,139	12,398	148,001
Class AARP	—	—	111,421	1,327,313
Class S	128,296	1,593,254	85,809	1,022,289
		$ 2,676,421		$ 3,615,802
Shares redeemed
Class A	(574,496)	$ (7,166,054)	(1,411,343)	$ (16,868,179)
Class B	(74,484)	(930,244)	(240,928)	(2,877,756)
Class C	(161,748)	(2,011,047)	(228,376)	(2,727,235)
Class AARP	—	—	(816,853)	(9,771,925)
Class S	(658,264)	(8,194,754)	(1,628,954)	(19,514,048)
		$ (18,302,099)		$ (51,759,143)
Shares converted
Class AARP	—	$ —	(4,144,141)*	$ (48,799,360)*
Class S	—	$ —	4,142,734*	48,799,360*
		$ —		$ —
Redemption fees		$ 1,791		$ 1,436
Net increase (decrease)
Class A	62,989	$ 779,109	319,892	$ 3,811,058
Class B	1,630	18,273	(83,539)	(1,003,896)
Class C	(18,496)	(227,942)	193,420	2,300,767
Class AARP	—	—	(4,456,328)	(52,539,605)
Class S	(96,561)	(1,177,339)	3,498,197	41,029,306
		$ (607,899)		$ (6,402,370)
* On June 28, 2006, the Board of the Fund approved the conversion of Class AARP shares of the Fund into Class S shares. The conversion was completed on July 14, 2006 and the shares are no longer offered.

DWS Moderate Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,124,797	$ 26,419,628	3,729,269	$ 43,712,403
Class B	168,795	2,104,375	427,152	4,993,330
Class C	272,752	3,366,580	1,037,753	12,189,728
Class AARP	—	—	423,387	4,948,501
Class S	783,289	9,743,181	1,577,618	18,456,187
		$ 41,633,764		$ 84,300,149
Shares issued to shareholders in reinvestment of distributions
Class A	182,919	$ 2,271,741	250,281	$ 2,924,116
Class B	29,251	364,501	37,766	442,287
Class C	41,287	514,152	41,281	483,418
Class AARP	—	—	66,445	776,194
Class S	250,039	3,097,857	314,084	3,668,200
		$ 6,248,251		$ 8,294,215
Shares redeemed
Class A	(1,586,159)	$ (19,795,036)	(5,067,179)	$ (59,104,982)
Class B	(234,927)	(2,916,156)	(498,497)	(5,849,540)
Class C	(283,875)	(3,534,301)	(577,302)	(6,789,806)
Class AARP	—	—	(528,535)	(6,205,806)
Class S	(1,638,916)	(20,226,910)	(3,135,377)	(36,731,755)
		$ (46,472,403)		$ (114,681,889)
Shares converted
Class AARP	—	$ —	(2,155,894)*	$ (24,761,315)*
Class S	—	$ —	2,156,833*	24,761,315*
		$ —		$ —
Redemption fees		$ 1,538		$ 2,344
Net increase (decrease)
Class A	721,557	$ 8,897,835	(1,087,629)	$ (12,467,262)
Class B	(36,881)	(447,259)	(33,579)	(413,884)
Class C	30,164	346,434	501,732	5,884,018
Class AARP	—	—	(2,194,597)	(25,242,373)
Class S	(605,588)	(7,385,860)	913,158	10,154,320
		$ 1,411,150		$ (22,085,181)
* On June 28, 2006, the Board of the Fund approved the conversion of Class AARP shares of the Fund into Class S shares. The conversion was completed on July 14, 2006 and the shares are no longer offered.

DWS Growth Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,045,097	$ 15,622,807	2,287,312	$ 31,734,104
Class B	119,684	1,772,812	465,059	6,365,684
Class C	302,649	4,475,986	841,471	11,580,778
Class AARP	—	—	250,607	3,469,440
Class S	559,129	8,365,971	1,165,702	16,197,281
		$ 30,237,576		$ 69,347,287
Shares issued to shareholders in reinvestment of distributions
Class A	169,250	$ 2,538,754	111,824	$ 1,523,054
Class B	37,797	564,312	24,101	326,567
Class C	44,908	670,479	23,593	319,926
Class AARP	—	—	104,255	1,421,031
Class S	313,152	4,697,277	151,377	2,063,272
		$ 8,470,822		$ 5,653,850
Shares redeemed
Class A	(953,130)	$ (14,263,551)	(1,882,661)	$ (26,054,436)
Class B	(224,608)	(3,307,199)	(411,872)	(5,671,427)
Class C	(215,458)	(3,206,187)	(416,304)	(5,726,012)
Class AARP	—	—	(913,670)	(12,701,858)
Class S	(1,168,566)	(17,427,880)	(1,735,022)	(24,151,640)
		$ (38,204,817)		$ (74,305,373)
Shares converted
Class AARP	—	$ —	(4,381,346)*	$ (59,891,241)*
Class S	—	$ —	4,381,346*	59,891,241*
		$ —		$ —
Redemption fees		$ 528		$ 3,746
Net increase (decrease)
Class A	261,217	$ 3,898,212	516,475	$ 7,204,073
Class B	(67,127)	(970,075)	77,288	1,020,970
Class C	132,099	1,940,407	448,760	6,174,804
Class AARP	—	—	(4,940,154)	(67,702,546)
Class S	(296,285)	(4,364,435)	3,963,403	54,002,209
		$ 504,109		$ 699,510
* On June 28, 2006, the Board of the Fund approved the conversion of Class AARP shares of the Fund into Class S shares. The conversion was completed on July 14, 2006 and the shares are no longer offered.

DWS Growth Plus Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	590,128	$ 7,113,132	738,736	$ 8,285,564
Class B	37,346	449,789	126,618	1,411,251
Class C	156,097	1,876,367	389,820	4,325,032
Class S	72,177	878,244	93,707	1,051,450
		$ 10,317,532		$ 15,073,297
Shares issued to shareholders in reinvestment of distributions
Class A	72,947	$ 868,801	22,835	$ 248,904
Class B	12,667	150,864	3,667	40,006
Class C	33,551	399,596	10,514	114,650
Class S	16,133	192,140	7,233	78,840
		$ 1,611,401		$ 482,400
Shares redeemed
Class A	(361,638)	$ (4,422,264)	(235,435)	$ (2,638,367)
Class B	(13,800)	(165,759)	(43,480)	(484,364)
Class C	(39,888)	(482,990)	(115,673)	(1,290,264)
Class S	(40,663)	(482,925)	(67,154)	(757,542)
		$ (5,553,938)		$ (5,170,537)
Redemption fees		$ 109		$ 208
Net increase (decrease)
Class A	301,437	$ 3,559,685	526,136	$ 5,896,133
Class B	36,213	434,898	86,805	967,059
Class C	149,760	1,792,973	284,661	3,149,428
Class S	47,647	587,548	33,786	372,748
		$ 6,375,104		$ 10,385,368

F. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Funds were not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

Investment Management Agreement Approval

DWS Conservative Allocation Fund

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DIMA in September 2006. The Fund's current investment management agreement was also approved by the Fund's shareholders at a special meeting held in May 2006 as part of an overall plan to standardize and add flexibility to the management agreements for the DWS funds.

In terms of the process that the Trustees followed prior to approving the agreement, shareholders should know that:

At present time, all but one of your Fund's Trustees are independent of DIMA and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. In connection with reviewing the Fund's investment management agreement, the Trustees also review the terms of the Fund's Rule 12b-1 plan, distribution agreement, administration agreement, transfer agency agreement and other material service agreements.

In connection with the Board's 2006 contract review, the Board formed a special committee to facilitate careful review of the funds' contractual arrangements. After reviewing the Fund's arrangements, that committee recommended that the Board vote to approve the continuation of the Fund's investment management agreement.

The Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Trustees were also advised by two consultants in the course of their 2006 review of the Fund's contractual arrangements.

The Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DIMA is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Fund's current investment management agreement, the Board considered all factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DIMA by similar funds and institutional accounts advised by DIMA (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Fund does not pay any Fund-level investment advisory fees, but does bear an administrative fee. As a result of the administrative fee, the total management fee rates paid by the Fund were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2005). The Board gave a lesser weight to fees paid by similar institutional accounts advised by DIMA, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Class A shares) are expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2005, and in each case analyzing Class A expenses less any applicable distribution and/or service plan expenses). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DIMA, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2006, the Fund's performance (Class S shares) was in the 1st quartile, 1st quartile and 3rd quartile, respectively, of the applicable Lipper universe. The Board also observed that the Fund has outperformed its benchmark in the three-year period ended June 30, 2006 and has underperformed its benchmark in the one- and five-year periods ended June 30, 2006. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DIMA. The Board considered extensive information regarding DIMA, including DIMA's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DIMA have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DIMA and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DIMA during 2005 from providing investment management services to the Fund (and, separately, to the entire DWS Scudder fund complex), and reviewed with DIMA the cost allocation methodology used to determine DIMA's profitability. In analyzing DIMA's costs and profits, the Board also reviewed the fees paid to and services provided by DIMA and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by DIMA and its affiliates as a result of DIMA's relationship with the Fund. As part of this review, the Board considered information provided by an independent accounting firm engaged to review DIMA's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DIMA and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), Deutsche Asset Management's overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of DIMA regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that a portion of the Fund's brokerage may be allocated to affiliates of DIMA, subject to compliance with applicable SEC rules. The Board also reviewed and approved, subject to ongoing review by the Board, a plan whereby a limited portion of the Fund's brokerage may in the future be allocated to brokers who acquire (and provide to DIMA and its affiliates) research services from third parties that are generally useful to DIMA and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DIMA's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DIMA's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high`-quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

DWS Moderate Allocation Fund

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DIMA in September 2006. The Fund's current investment management agreement was also approved by the Fund's shareholders at a special meeting held in May 2006 as part of an overall plan to standardize and add flexibility to the management agreements for the DWS funds.

In terms of the process that the Trustees followed prior to approving the agreement, shareholders should know that:

At present time, all but one of your Fund's Trustees are independent of DIMA and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. In connection with reviewing the Fund's investment management agreement, the Trustees also review the terms of the Fund's Rule 12b-1 plan, distribution agreement, administration agreement, transfer agency agreement and other material service agreements.

In connection with the Board's 2006 contract review, the Board formed a special committee to facilitate careful review of the funds' contractual arrangements. After reviewing the Fund's arrangements, that committee recommended that the Board vote to approve the continuation of the Fund's investment management agreement.

The Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Trustees were also advised by two consultants in the course of their 2006 review of the Fund's contractual arrangements.

The Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DIMA is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Fund's current investment management agreement, the Board considered all factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DIMA by similar funds and institutional accounts advised by DIMA (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Fund does not pay any Fund-level investment advisory fees, but does bear an administrative fee. As a result of the administrative fee, the total management fee rates paid by the Fund were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2005). The Board gave a lesser weight to fees paid by similar institutional accounts advised by DIMA, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Class A shares) are expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2005, and in each case analyzing Class A expenses less any applicable distribution and/or service plan expenses). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DIMA, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2006, the Fund's performance (Class S shares) was in the 2nd quartile, 2nd quartile and 3rd quartile of the applicable Lipper universe for each of the one-, three- and five-year periods ended June 30, 2006. The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended June 30, 2006. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DIMA. The Board considered extensive information regarding DIMA, including DIMA's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DIMA have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DIMA and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DIMA during 2005 from providing investment management services to the Fund (and, separately, to the entire DWS Scudder fund complex), and reviewed with DIMA the cost allocation methodology used to determine DIMA's profitability. In analyzing DIMA's costs and profits, the Board also reviewed the fees paid to and services provided by DIMA and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by DIMA and its affiliates as a result of DIMA's relationship with the Fund. As part of this review, the Board considered information provided by an independent accounting firm engaged to review DIMA's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DIMA and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), Deutsche Asset Management's overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of DIMA regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that a portion of the Fund's brokerage may be allocated to affiliates of DIMA, subject to compliance with applicable SEC rules. The Board also reviewed and approved, subject to ongoing review by the Board, a plan whereby a limited portion of the Fund's brokerage may in the future be allocated to brokers who acquire (and provide to DIMA and its affiliates) research services from third parties that are generally useful to DIMA and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DIMA's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DIMA's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high-quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

DWS Growth Allocation Fund

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DIMA in September 2006. The Fund's current investment management agreement was also approved by the Fund's shareholders at a special meeting held in May 2006 as part of an overall plan to standardize and add flexibility to the management agreements for the DWS funds.

In terms of the process that the Trustees followed prior to approving the agreement, shareholders should know that:

At present time, all but one of your Fund's Trustees are independent of DIMA and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. In connection with reviewing the Fund's investment management agreement, the Trustees also review the terms of the Fund's Rule 12b-1 plan, distribution agreement, administration agreement, transfer agency agreement and other material service agreements.

In connection with the Board's 2006 contract review, the Board formed a special committee to facilitate careful review of the funds' contractual arrangements. After reviewing the Fund's arrangements, that committee recommended that the Board vote to approve the continuation of the Fund's investment management agreement.

The Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Trustees were also advised by two consultants in the course of their 2006 review of the Fund's contractual arrangements.

The Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DIMA is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Fund's current investment management agreement, the Board considered all factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DIMA by similar funds and institutional accounts advised by DIMA (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Fund does not pay any Fund-level investment advisory fees, but does bear an administrative fee. As a result of the administrative fee, the total management fee rates paid by the Fund were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2005). The Board gave a lesser weight to fees paid by similar institutional accounts advised by DIMA, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Class A shares) are expected to be higher than the median of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2005, and in each case analyzing Class A expenses less any applicable distribution and/or service plan expenses). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DIMA, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2006, the Fund's performance (Class S shares) was in the 2nd quartile, 1st quartile and 3rd quartile, respectively, of the applicable Lipper universe. The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended June 30, 2006. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DIMA. The Board considered extensive information regarding DIMA, including DIMA's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DIMA have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DIMA and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DIMA during 2005 from providing investment management services to the Fund (and, separately, to the entire DWS Scudder fund complex), and reviewed with DIMA the cost allocation methodology used to determine DIMA's profitability. In analyzing DIMA's costs and profits, the Board also reviewed the fees paid to and services provided by DIMA and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by DIMA and its affiliates as a result of DIMA's relationship with the Fund. As part of this review, the Board considered information provided by an independent accounting firm engaged to review DIMA's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DIMA and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), Deutsche Asset Management's overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of DIMA regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that a portion of the Fund's brokerage may be allocated to affiliates of DIMA, subject to compliance with applicable SEC rules. The Board also reviewed and approved, subject to ongoing review by the Board, a plan whereby a limited portion of the Fund's brokerage may in the future be allocated to brokers who acquire (and provide to DIMA and its affiliates) research services from third parties that are generally useful to DIMA and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DIMA's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DIMA's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high-quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

DWS Growth Plus Allocation Fund

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DIMA in September 2006. The Fund's current investment management agreement was also approved by the Fund's shareholders at a special meeting held in May 2006 as part of an overall plan to standardize and add flexibility to the management agreements for the DWS funds.

In terms of the process that the Trustees followed prior to approving the agreement, shareholders should know that:

At present time, all but one of your Fund's Trustees are independent of DIMA and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. In connection with reviewing the Fund's investment management agreement, the Trustees also review the terms of the Fund's Rule 12b-1 plan, distribution agreement, administration agreement, transfer agency agreement and other material service agreements.

In connection with the Board's 2006 contract review, the Board formed a special committee to facilitate careful review of the funds' contractual arrangements. After reviewing the Fund's arrangements, that committee recommended that the Board vote to approve the continuation of the Fund's investment management agreement.

The Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Trustees were also advised by two consultants in the course of their 2006 review of the Fund's contractual arrangements.

The Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DIMA is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Fund's current investment management agreement, the Board considered all factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DIMA by similar funds and institutional accounts advised by DIMA (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Fund does not pay any Fund-level investment advisory fees, but does bear an administrative fee. The Trustees noted that DIMA waived the administrative fee and that, as a result, the Fund did not pay an investment advisory or administrative fee for the period ended December 31, 2005. The Board gave a lesser weight to fees paid by similar institutional accounts advised by DIMA, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Class A shares) are expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2005, and in each case analyzing Class A expenses less any applicable distribution and/or service plan expenses). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DIMA, both absolute and relative to various benchmarks and industry peer groups. The Board noted that the Fund's performance (Class S shares) was in the 2nd quartile of the applicable Lipper universe for each of the six-month and one-year periods ended June 30, 2006. The Board also observed that the Fund has underperformed its benchmark in the six-month and one-year periods ended June 30, 2006. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DIMA. The Board considered extensive information regarding DIMA, including DIMA's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DIMA have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DIMA and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DIMA during 2005 from providing investment management services to the Fund (and, separately, to the entire DWS Scudder fund complex), and reviewed with DIMA the cost allocation methodology used to determine DIMA's profitability. In analyzing DIMA's costs and profits, the Board also reviewed the fees paid to and services provided by DIMA and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by DIMA and its affiliates as a result of DIMA's relationship with the Fund. As part of this review, the Board considered information provided by an independent accounting firm engaged to review DIMA's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DIMA and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), Deutsche Asset Management's overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of DIMA regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that a portion of the Fund's brokerage may be allocated to affiliates of DIMA, subject to compliance with applicable SEC rules. The Board also reviewed and approved, subject to ongoing review by the Board, a plan whereby a limited portion of the Fund's brokerage may in the future be allocated to brokers who acquire (and provide to DIMA and its affiliates) research services from third parties that are generally useful to DIMA and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DIMA's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DIMA's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high-quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

Account Management Resources

For shareholders of Classes A, B and C
Automated Information Line	(800) 621-1048 Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.
Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Nasdaq Symbol	CUSIP Number	Fund Number
DWS Conservative Allocation Fund — Class A	SUCAX	23337A 608	480
DWS Conservative Allocation Fund — Class B	SUCBX	23337A 707	680
DWS Conservative Allocation Fund — Class C	SUCCX	23337A 806	780
DWS Moderate Allocation Fund — Class A	SPDAX	23337A 103	481
DWS Moderate Allocation Fund — Class B	SPDBX	23337A 202	681
DWS Moderate Allocation Fund — Class C	SPDCX	23337A 301	781
DWS Growth Allocation Fund — Class A	SUPAX	23337A 863	482
DWS Growth Allocation Fund — Class B	SUPBX	23337A 855	682
DWS Growth Allocation Fund — Class C	SUPCX	23337A 848	782
DWS Growth Plus Allocation Fund — Class A	PLUSX	23337A 814	1084
DWS Growth Plus Allocation Fund — Class B	PLSBX	23337A 798	1284
DWS Growth Plus Allocation Fund — Class C	PLSCX	23337A 780	1384
For shareholders of Class S
Automated Information Line	(800) 728-3337 Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
Web Site	www.dws-scudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Fund Number	Nasdaq Symbol
DWS Conservative Allocation Fund — Class S	2080	SCPCX
DWS Moderate Allocation Fund — Class S	2081	SPBAX
DWS Growth Allocation Fund — Class S	2082	SPGRX
DWS Growth Plus Allocation Fund — Class S	2084	PPLSX

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 24, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	April 24, 2007